UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniHoldings California Insured Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 01/31/2010

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS

Semi-Annual Report

JANUARY 31, 2010 I (UNAUDITED)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

BlackRock MuniYield Insured Investment Fund (MFT)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Dear Shareholder

Over the past year, investors worldwide witnessed a seismic shift in market sentiment as guarded optimism replaced the fear and pessimism that had domi-

nated since late 2007. The single most important reason for this change was the swing from a severe economic recession to an emergent global recovery.

At the start of 2009, markets were reeling from the virtually unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale. By period end, these actions had helped stabilize the financial system, and the economic contraction abated.

After reaching a trough in March 2009, stocks galloped higher as the massive, coordinated global monetary and fiscal stimulus began to re-inflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. Still, the rally has not been without interruption, as mixed economic data, global challenges regarding sovereign credit risk and proposed fees and levies on banks had begun to dampen investor conviction toward period end. The experience in international markets generally mirrored that seen in the United States; notably, emerging markets firmly reclaimed their leadership status.

The easing of investor risk aversion was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes over the past year was the reversal of the flight-to-quality trade. High yield finished the period as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing as technical conditions remained supportive of the asset class. The

Build America Bond program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009 and $4 billion so far this year. The program continues to alleviate tax-exempt supply pressure and attract the attention of a global audience. However, fundamental concerns are moving to the fore in the municipal space, and bear close watching as the year progresses. At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain well above pre-crisis levels.

All told, the rebound in sentiment and global market conditions resulted in positive 6- and 12-month returns for nearly every major benchmark index, with the most dramatic improvement seen among risk assets.

Total Returns as of January 31, 2010	6-month	12-month
US equities (S&P 500 Index)	9.87%	33.14%
Small cap US equities (Russell 2000 Index)	8.86	37.82
International equities (MSCI Europe, Australasia, Far East Index)	6.93	39.68
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.10	0.22
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.62	(3.31)
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.87	8.51
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.90	9.49
High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	15.90	50.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment continues to improve, but questions about the strength and sustainability of the recovery abound. Through periods of market uncertainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight,

visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of January 31, 2010

BlackRock MuniHoldings California Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings California Insured Fund, Inc. (MUC) (the “Fund”) seeks to provide shareholders with current income exempt from federal and
California income taxes. The Fund seeks to achieve this objective by investing primarily in a portfolio of long-term, investment-grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and California income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 6.10% based on market price, and 9.76% based on net asset value (“NAV”). For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 8.47% based on market price, and 8.71%
on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not California alone. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund maintains a relatively generous degree of income accrual, which was a positive factor. The tightening of credit quality spreads in the uninsured basket of the Fund’s holdings also aided results. A fully-invested posture and a slightly longer relative duration posture were additive, too, as rates declined in the second half of 2009. Throughout this period, the municipal market benefited from the Build America Bond Program, which effectively moved supply to the taxable market and, thus, alleviated supply pressure in the tax-exempt space. Conversely, downgrades of monoline insurers detracted from performance in all funds investing in bonds utilizing insur-
ance wraps. In addition, secondary market demand for insured municipals has decreased, limiting liquidity and widening spreads on insured bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on New York Stock Exchange (“NYSE”)	MUC
	Initial Offering Date	February 27, 1998
	Yield on Closing Market Price as of January 31, 2010 ($12.55)[1]	6.02%
	Tax Equivalent Yield[2]	9.26%
	Current Monthly Distribution per Common Share[3]	$0.063
	Current Annualized Distribution per Common Share[3]	$0.756
	Leverage as of January 31, 2010[4]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0705. The Yield on Closing Market Price, Current Monthly
Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Auction Market Preferred Shares (“Preferred Shares”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

			1/31/10	7/31/09	Change	High	Low
Market Price			$12.55	$12.18	3.04%	$13.63	$11.95
Net Asset Value			$14.08	$13.21	6.59%	$14.82	$13.20
The following charts show the sector and credit quality allocations of the Fund’s long-term investments:
Sector Allocations			Credit Quality Allocations[5]
	1/31/10	7/31/09				1/31/10	7/31/09
County/City/Special District/			AAA/Aaa			43%	43%
School District	42%	46%	AA/Aa			29	23
Utilities	27	24	A			27	33
Transportation	10	13	BBB/Baa			1	1
Education	10	9	[5] Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors
Corporate	5	—	Service (“Moody’s”) ratings.
State	4	4
Health	2	4

4 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniHoldings New Jersey Insured Fund, Inc.

Investment Objective

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ) (the “Fund”) seeks to provide shareholders with current income exempt from federal income tax and New Jersey personal income taxes by investing in a portfolio of long-term, investment grade municipal obligations, the interest on which, in the opin-
ion of bond counsel to the issuer, is exempt from federal income tax and New Jersey personal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 8.51% based on market price, and 6.55% based on NAV. For the same period, the closed-
end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 8.47% based on market price, and 8.71% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group com-
prises funds representing various states and not New Jersey alone. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s allocations to the industrial development revenue/pollution control revenue and health sectors aided performance, as these represented two of the best-performing sectors for the six months. In contrast, pre-refunded and escrowed issues lagged. The Fund’s overweight in this sector, coupled with a shorter duration, restricted upward price movement in a declining rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	MUJ
	Initial Offering Date	March 11, 1998
	Yield on Closing Market Price as of January 31, 2010 ($14.09)[1]	5.88%
	Tax Equivalent Yield[2]	9.05%
	Current Monthly Distribution per Common Share[3]	$0.069
	Current Annualized Distribution per Common Share[3]	$0.828
	Leverage as of January 31, 2010[4]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.073. The Yield on Closing Market Price, Current Monthly
Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:
	1/31/10	7/31/09	Change	High	Low
Market Price	$14.09	$13.38	5.31%	$14.76	$13.28
Net Asset Value	$14.89	$14.40	3.40%	$15.51	$14.38
The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
State	35%	35%
Transportation	17	15
County/City/Special District/
School District	14	17
Education	11	10
Health	10	9
Housing	6	7
Utilities	5	5
Tobacco	1	1
Corporate	1	1

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	39%	41%
AA/Aa	22	20
A	29	27
BBB/Baa	7	9
Not Rated[6]	3	3

5 Using the higher of S&P’s and Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2010 and July 31, 2009, the market value of these securities was
$15,767,734, representing 3% and $15,862,145, representing 3%, respectively, of the Fund’s long-term investments.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniYield Insured Investment Fund, Inc.

Investment Objective

BlackRock MuniYield Insured Investment Fund (MFT) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from regular federal income taxes as is consistent with its investment policies and prudent investment management. The Fund, which was formerly named
BlackRock MuniYield Florida Insured Fund, also seeks to provide shareholders with shares the value of which is exempt from Florida intangible personal property tax.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 13.01% based on market price, and 8.52% based on NAV. For the same period, the closed-
end Lipper Insured Municipal Debt Funds (Leveraged) category posted an average return of 10.18% based on market price, and 9.18% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund held a higher concentration in healthcare and housing bonds with maturities of 20 years and longer, which benefited performance as the municipal yield curve flattened during the last six months. Meanwhile, the lack of availability in the national insured market made it difficult to fully transition the Fund away from its holdings in Florida names. Many of these issues have weaker underlying credits, thus also reducing their liquidity at current market prices. As these Florida names have underperformed the national market, this has detracted from recent performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	MFT
	Initial Offering Date	October 30, 1992
	Yield on Closing Market Price as of January 31, 2010 ($12.93)[1]	6.13%
	Tax Equivalent Yield[2]	9.43%
	Current Monthly Distribution per Common Share[3]	$0.066
	Current Annualized Distribution per Common Share[3]	$0.792
	Leverage as of January 31, 2010[4]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.071. The Yield on Closing Market Price, Current Monthly
Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low
Market Price	$12.93	$11.80	9.58%	$13.38	$11.80
Net Asset Value	$13.50	$12.83	5.22%	$14.20	$12.81
The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
Utilities	27%	28%
County/City/Special District/
School District	26	22
Health	17	15
Transportation	14	17
State	8	10
Education	4	5
Housing	4	3

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	63%	55%
AA/Aa	12	13
A	21	27
Not Rated[6]	4	5

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2010 and July 31, 2009, the market value of these securities was
$5,531,899, representing 3% and $7,910,411, representing 5%, respectively, of the Fund’s long-term investments.

6 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniYield Michigan Insured Fund, Inc.

Investment Objective

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from fed-
eral income tax and Michigan income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and
Michigan income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 10.44% based on market price, and 8.33% based on NAV. For the same period, the closed-end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 8.47% based on market price, and 8.71% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not Michigan alone. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s allocations to the industrial development revenue/pollution control revenue and health sectors aided performance, as these represented two of the best-performing sectors for the six months. In contrast, pre-refunded and escrowed issues lagged. The Fund’s overweight in this sector, coupled with a shorter duration, restricted upward price movement in a declining rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	MIY
	Initial Offering Date	October 30, 1992
	Yield on Closing Market Price as of January 31, 2010 ($13.09)[1]	6.88%
	Tax Equivalent Yield[2]	10.58%
	Current Monthly Distribution per Common Share[3]	$0.075
	Current Annualized Distribution per Common Share[3]	$0.900
	Leverage as of January 31, 2010[4]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The distribution is not constant and is subject to change.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low
Market Price	$13.09	$12.25	6.86%	$13.58	$12.18
Net Asset Value	$14.60	$13.93	4.81%	$15.16	$13.91
The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
County/City/Special District/
School District	33%	22%
Health	13	14
Utilities	12	14
Transportation	12	11
Corporate	11	14
State	8	12
Education	7	10
Housing	4	3

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	42%	32%
AA/Aa	20	22
A	34	42
BBB/Baa	2	2
Not Rated	2	2[6]

5 Using the higher of S&P’s or Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of July 31, 2009, the market value of these securities was $3,021,972, representing 1% of the Fund’s long-term investments.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniYield New Jersey Insured Fund, Inc.

Investment Objective

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from fed-
eral income tax and New Jersey personal income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal income tax and New
Jersey personal income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 11.70% based on market price, and 7.75% based on NAV. For the same period, the closed-
end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 8.47% based on market price, and 8.71% on a NAV basis. All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not New Jersey alone. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund’s allocations to the industrial development revenue/pollution control revenue and health sectors aided performance, as these represented two of the best-performing sectors for the six months. In contrast, pre-refunded and escrowed issues lagged. The Fund’s overweight allocation to this sector, coupled with a shorter duration, restricted upward price movement in a declining rate environment.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	MJI
	Initial Offering Date	October 30, 1992
	Yield on Closing Market Price as of January 31, 2010 ($13.80)[1]	6.04%
	Tax Equivalent Yield[2]	9.29%
	Current Monthly Distribution per Common Share[3]	$0.0695
	Current Annualized Distribution per Common Share[3]	$0.8340
	Leverage as of January 31, 2010[4]	35%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.072. The Yield on Closing Market Price, Current Monthly
Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:
	1/31/10	7/31/09	Change	High	Low
Market Price	$13.80	$12.82	7.64%	$14.66	$12.82
Net Asset Value	$14.61	$14.07	3.84%	$15.38	$14.04
The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
State	25%	26%
Education	16	15
County/City/Special District/
School District	15	18
Utilities	12	12
Transportation	11	10
Health	10	10
Housing	7	7
Corporate	3	1
Tobacco	1	1

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	31%	32%
AA/Aa	19	22
A	38	34
BBB/Baa	6	8
Not Rated[6]	6	4

5 Using the higher of S&P’s and Moody’s ratings.
6 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31,
2010 and July 31, 2009, the market value of these securities was
$11,852,771, representing 6% and $7,777,159, representing 4%, respectively, of the Fund’s long-term investments.

8 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Fund Summary as of January 31, 2010

BlackRock MuniYield Pennsylvania Insured Fund

Investment Objective

BlackRock MuniYield Pennsylvania Insured Fund (MPA) (the “Fund”) seeks to provide shareholders with as high a level of current income exempt from federal and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management by investing primarily in a portfolio of long-term municipal obligations the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and Pennsylvania income taxes.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2010, the Fund returned 6.80% based on market price, and 7.72% based on NAV. For the same period, the closed-
end Lipper Single-State Insured Municipal Debt Funds category posted an average return of 8.47% based on market price, and 8.71% on a NAV basis.
All returns reflect reinvestment of dividends. The performance of the Lipper category does not necessarily correlate to that of the Fund, as the Lipper group comprises funds representing various states and not Pennsylvania alone. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund benefited from our effort to increase the portfolio weighting in interest-rate-sensitive bonds as tax-exempt, 30-year interest rates rallied 43 basis points lower for the six months. Conversely, relative Fund performance was negatively affected by its exposure to zero-coupon bonds, which remained out of favor with investors and underperformed current coupon bonds throughout the period. The Fund was fully invested at period end due to the historically low yields earned on cash and cash equivalents; this will improve the income generation component of the Fund’s total return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information
	Symbol on NYSE	MPA
	Initial Offering Date	October 30, 1992
	Yield on Closing Market Price as of January 31, 2010 ($13.35)[1]	5.89%
	Tax Equivalent Yield[2]	9.06%
	Current Monthly Distribution per Common Share[3]	$0.0655
	Current Annualized Distribution per Common Share[3]	$0.7860
	Leverage as of January 31, 2010[4]	36%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
Past performance does not guarantee future results.
2 Tax equivalent yield assumes the maximum federal tax rate of 35%.
3 The Monthly Distribution per Share, declared on March 1, 2010, was increased to $0.0705. The Yield on Closing Market Price, Current Monthly
Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.
4 Represents Preferred Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributa-
ble to Preferred Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The
Benefits and Risks of Leveraging on page 10.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/10	7/31/09	Change	High	Low
Market Price	$13.35	$12.87	3.73%	$14.08	$12.80
Net Asset Value	$14.94	$14.28	4.62%	$15.64	$14.25
The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations
	1/31/10	7/31/09
County/City/Special District/
School District	31%	38%
State	23	15
Transportation	11	11
Utilities	11	11
Health	11	9
Education	6	6
Housing	4	4
Corporate	3	6

Credit Quality Allocations[5]
	1/31/10	7/31/09
AAA/Aaa	40%	39%
AA/Aa	40	42
A	19	18
BBB/Baa	1	1
[5] Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their Common Shares. However, these objectives cannot be achieved in all interest rate environments.

To leverage, the Funds issue Preferred Shares, which pay dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s
Common Shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capital-
ization is $100 million and it issues Preferred Shares for an additional
$50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are
3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of
Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the
Preferred Shares issuance earn the income based on long-term interest rates. In this case, the dividends paid to Preferred Shareholders are signifi-
cantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incre-
mental net income.

If short-term interest rates rise, narrowing the differential between short-
term and long-term interest rates, the incremental net income pickup on the Common Shares will be reduced or eliminated completely. Furthermore, if pervailing short-term interest rates rise above long-term interest rates of
6%, the yield curve has a negative slope. In this case, the Fund pays divi-
dends on the higher short-term interest rates whereas the Fund’s total port-
folio earns income based on lower long-term interest rates.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial
Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased returns to the
Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will gen-
erally cause greater changes in the Funds’ NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Funds’ net income will be less than if leverage had not been used, and therefore the amount avail-
able for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at dis-
tressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each
Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by ratings agencies that rate preferred shares issued by the Funds. Each
Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the
Common Shares.

Under the Investment Company Act of 1940, the Funds are permitted to issue Preferred Shares in an amount of up to 50% of its total managed assets at the time of issuance. Under normal circumstances, each Fund anticipates that the total economic leverage from Preferred Shares and/or
TOBs will not exceed 50% of its total managed assets at the time such leverage is incurred. As of January 31, 2010, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Leverage
MUC	38%
MUJ	37%
MFT	39%
MIY	38%
MJI	35%
MPA	36%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including finan-
cial futures contracts, as specified in Note 2 of the Notes to Financial
Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. Each Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately pre-
dict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appre-
ciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 125.4%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	$ 2,435	$ 2,666,447
County/City/Special District/School District — 54.8%
Alameda County Joint Powers Authority, Refunding RB,
Lease (AGM), 5.00%, 12/01/34	13,150	13,388,147
Banning Unified School District, California, GO, Election
of 2006, Series A (NPFGC), 5.00%, 8/01/27	2,825	2,872,714
Bonita Unified School District, California, GO, Election
of 2004, Series B:
(BHAC), 5.00%, 8/01/31	5,000	5,114,150
(NPFGC), 5.00%, 8/01/29	8,350	8,540,630
Cajon Valley Union School District, California, GO,
Series B (NPFGC), 5.50%, 8/01/27 (a)	2,925	3,016,640
Central Unified School District, GO, Election of 2008,
Series A (AGC), 5.63%, 8/01/33	2,600	2,762,188
City of Garden Grove California, COP, Series A, Financing
Project (AMBAC), 5.50%, 3/01/26	4,040	4,223,012
City of Lodi California, COP, Refunding, Series A (AGM),
5.00%, 10/01/32	2,000	1,986,440
Coachella Valley Unified School District, California, GO,
Series A (NPFGC), 5.00%, 8/01/27	2,400	2,431,080
Colton Joint Unified School District, GO, Series A (NPFGC),
5.38%, 8/01/26	2,500	2,572,900
Corona Department of Water & Power, COP (NPFGC),
5.00%, 9/01/29	5,910	5,969,987
Corona-Norca Unified School District, California, GO,
Election of 2006, Series A (AGM), 5.00%, 8/01/31	5,000	5,037,300
County of Kern California, COP, Capital Improvements
Projects, Series A (AGC), 6.00%, 8/01/35	3,500	3,852,555
County of San Joaquin California, COP, Refunding, County
Administration Building (NPFGC), 5.00%, 11/15/30	5,505	5,399,910
Covina-Valley Unified School District, California, GO,
Refunding, Series A (AGM), 5.50%, 8/01/26	2,395	2,525,575
Culver City Redevelopment Finance Authority, California,
Tax Allocation Bonds, Refunding, Series A (AGM),
5.60%, 11/01/25	3,750	3,832,088
Desert Community College District, California, GO,
Series C (AGM), 5.00%, 8/01/37	13,600	13,667,592
East Side Union High School District-Santa Clara County,
California, GO, CAB, Election of 2002, Series E
(Syncora), 5.13%, 8/01/28 (b)	11,000	3,313,640
Fullerton Joint Union High School District, California, GO,
Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	5,200	5,295,056
Hemet Unified School District, California, GO, Election
of 2006, Series B (AGC), 5.13%, 8/01/37	4,500	4,516,920
Los Angeles Community College District, California, GO,
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	11,750	11,859,745
Los Angeles Community Redevelopment Agency,
California, RB, Bunker Hill Project, Series A (AGM),
5.00%, 12/01/27	10,000	10,089,100

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles County Metropolitan Transportation Authority,
Refunding RB, Proposition A, First Tier, Senior Series A
(AMBAC), 5.00%, 7/01/35	$ 9,000	$ 9,183,690
Los Angeles Unified School District, California, GO,
Election of 2004, Series H (AGM), 5.00%, 7/01/32	4,750	4,782,015
Los Gatos Union School District, California, GO, Election
of 2001, Series B (AGM), 5.00%, 8/01/30	2,735	2,774,466
Marysville Joint Unified School District, California, GO,
Election of 2008 (AGC), 5.13%, 8/01/34	6,915	6,979,724
Merced Community College District, California, GO,
School Facilities Improvement District No. 1 (NPFGC),
5.00%, 8/01/31	6,340	6,340,000
Natomas Unified School District, California, GO, Election
of 2006 (BHAC), 5.00%, 8/01/32	2,500	2,524,925
Ohlone Community College District, GO, Ohlone,
Series B (AGM), 5.00%, 8/01/30	5,000	5,108,500
Poway Unified School District, Special Tax Bonds
(AMBAC), 5.00%, 9/15/31	9,055	8,798,019
Redlands Unified School District, California, GO, Election
of 2008 (AGM), 5.25%, 7/01/33	5,000	5,102,100
Redwoods Community College District, GO, Election
of 2004 (NPFGC), 5.00%, 8/01/31	4,630	4,630,000
Richmond Joint Powers Financing Authority, California,
Refunding LRB, Civic Center Project (AGC),
5.88%, 8/01/37	2,075	2,142,853
Riverside Unified School District, California, GO, Election
of 2001, Series B (NPFGC), 5.00%, 8/01/30	10,735	10,782,234
Saddleback Valley Unified School District, California, GO
(AGM), 5.00%, 8/01/29	4,115	4,206,476
Salinas Union High School District, California, GO,
Election of 2002, Series B (NPFGC), 5.00%, 6/01/26	3,490	3,556,170
San Bernardino Community College District, California,
GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	17,770	18,115,626
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	2,500	2,521,150
San Francisco Community College District, California,
GO, Election of 2001, Series C (AGM), 5.00%, 6/15/31	4,195	4,274,999
San Jose Evergreen Community College District,
California, GO, Refunding, CAB, Election of 2004,
Series A (NPFGC)(b):
5.17%, 9/01/24	10,410	4,725,932
5.34%, 9/01/29	7,250	2,075,603
San Jose Financing Authority, Refunding RB, Civic Center
Project, Series B (AMBAC), 5.00%, 6/01/32	14,800	14,899,604
San Juan Unified School District, California, GO, Election
of 2002 (NPFGC), 5.00%, 8/01/28	4,250	4,275,755
San Mateo County Transportation District, California,
Refunding RB, Series A (NPFGC), 5.00%, 6/01/29	5,650	5,888,543
Sanger Unified School District, California, GO, Election
of 2006, Series A (AGM), 5.00%, 8/01/27	7,345	7,565,497

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the		BHAC	Berkshire Hathaway Assurance Corp.	GNMA	Government National Mortgage Association
Schedules of Investments, the names and descriptions of		CAB	Capital Appreciation Bonds	GO	General Obligation Bonds
many of the securities have been abbreviated according		CIFG	CDC IXIS Financial Guaranty	HDA	Housing Development Authority
to the following list:		COP	Certificates of Participation	HFA	Housing Finance Agency
		EDA	Economic Development Authority	HRB	Housing Revenue Bonds
ACA	American Capital Access Corp.	EDC	Economic Development Corp.	IDA	Industrial Development Authority
AGC	Assured Guaranty Corp.	ERB	Education Revenue Bonds	ISD	Independent School District
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance Inc.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	GAN	Grant Anticipation Notes	RB	Revenue Bonds
		GARB	General Airport Revenue Bonds	S/F	Single-Family
See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
County/City/Special District/School District (concluded)
Santa Clara Redevelopment Agency, California, Tax
Allocation Bonds, Bayshore North Project, Series A
(AMBAC), 5.50%, 6/01/23	$ 10,000	$ 10,047,300
Santa Monica-Malibu Unified School District,
California, GO, Election of 2006, Series A (NPFGC),
5.00%, 8/01/32	5,000	5,027,950
Santa Rosa High School District, California, GO, Election
of 2002 (NPFGC), 5.00%, 8/01/28	2,855	2,872,301
Sierra Joint Community College District, California, GO,
Improvement District No. 2-Western Nevada County
Campus, Series A (NPFGC), 5.00%, 8/01/28	1,550	1,561,796
Snowline Joint Unified School District, COP, Refunding,
Refining Project (AGC), 5.75%, 9/01/38	5,635	6,160,069
Tracy Area Public Facilities Financing Agency, California,
Special Tax Bonds, Refunding, Community Facilities
District No. 87-1, Series H (NPFGC), 5.88%, 10/01/19	4,125	4,136,385
Vista Unified School District California, GO, Series B
(NPFGC), 5.00%, 8/01/28	2,550	2,565,453
Walnut Valley Unified School District, California, GO,
Election of 2007, Measure S, Series A (AGM),
5.00%, 2/01/33	2,000	2,027,660
Washington Unified School District-Yolo County,
California, GO, CAB, Election of 2004, Series A
(NPFGC), 5.08%, 8/01/29 (b)	6,075	1,698,995
West Contra Costa Unified School District, California, GO:
CAB, Election of 2002, Series C (NPFGC),
5.08%, 8/01/29 (b)	5,825	1,530,752
Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,681,035
Election of 2005, Series A (AGM), 5.00%, 8/01/26	2,595	2,638,674
Westminster Redevelopment Agency, California, Tax
Allocation Bonds, Subordinate, Commercial
Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	4,829,631
		315,299,251
Education — 7.5%
California State Public Works Board, RB, University of
California, Institute Project, Series C (AMBAC),
5.00%, 4/01/30	5,000	5,004,150
California State University, RB, Systemwide, Series A
(AGM), 5.00%, 11/01/39	8,320	8,217,747
California State University, Refunding RB, Systemwide,
Series A (AGM), 5.00%, 11/01/29	5,000	5,114,950
University of California, RB, Limited Project,
Series D (AGM):
5.00%, 5/15/37	5,950	5,953,154
5.00%, 5/15/41	8,000	7,862,720
University of California, Refunding RB, General, Series A
(AMBAC), 5.00%, 5/15/27	10,500	10,939,005
		43,091,726
Health — 3.2%
ABAG Finance Authority for Nonprofit Corps,
Refunding RB, Sharp Healthcare, 6.25%, 8/01/39	5,000	5,378,150
California Health Facilities Financing Authority,
Refunding RB, Catholic Healthcare West, Series A,
6.00%, 7/01/34	3,700	3,867,647
California Statewide Communities Development
Authority, RB:
Adventist, Series B (AGC), 5.00%, 3/01/37	3,150	3,085,740
Health Facility, Memorial Health Services, Series A,
6.00%, 10/01/23	4,915	5,095,036
Los Angeles Orthopedic Hospital Foundation
(AMBAC), 5.50%, 6/01/19	1,090	1,090,120
		18,516,693
See Notes to Financial Statements.

	Par
Municipal Bonds	(000)	Value
California (continued)
Housing — 0.1%
California HFA, RB, AMT, Class II (NPFGC):
S/F Mortgage, Series C-2, 5.63%, 8/01/20	$ 155	$ 155,020
Series A1, 6.00%, 8/01/20	160	160,170
		315,190
State — 5.7%
California Community College Financing Authority,
RB, Grossmont-Palomar-Shasta, Series A (NPFGC),
5.63%, 4/01/26	2,180	2,206,203
California State Public Works Board, RB, Department
of Education, Riverside Campus Project, Series B,
6.50%, 4/01/34	3,500	3,586,975
California State University, Refunding RB, Systemwide,
Series C (NPFGC), 5.00%, 11/01/28	16,215	16,571,406
State of California, GO, Various Purpose,
6.50%, 4/01/33	10,000	10,682,100
		33,046,684
Transportation — 16.7%
City of Fresno, California, RB, Series B, AMT (AGM),
5.50%, 7/01/20	4,455	4,487,744
City of Long Beach, California, Refunding RB, Series B,
AMT (NPFGC), 5.20%, 5/15/27	16,000	16,086,080
County of Orange, California, RB, Series B,
5.75%, 7/01/34	6,345	6,859,199
County of Sacramento, California, RB, Senior Series B,
5.75%, 7/01/39	2,650	2,820,713
Port of Oakland, RB, Series K, AMT (NPFGC),
5.75%, 11/01/29	19,660	19,671,010
Port of Oakland, Refunding RB, Series L, AMT (NPFGC),
5.38%, 11/01/27	25,265	23,868,098
San Francisco City & County Airports Commission, RB:
Second Series, Issue 24A, AMT (AGM),
5.50%, 5/01/24	6,430	6,501,823
Series E, 6.00%, 5/01/39	9,650	10,335,053
San Francisco City & County Airports Commission,
Refunding RB, Second Series 34E, AMT (AGM),
5.75%, 5/01/24	5,000	5,278,350
		95,908,070
Utilities — 36.9%
City of Escondido, California, COP, Refunding, Series A
(NPFGC), 5.75%, 9/01/24	465	478,755
City of Glendale, California, RB (AGC), 5.00%, 2/01/31	5,000	5,132,650
City of Napa, California, RB (AMBAC), 5.00%, 5/01/35	9,100	9,204,195
City of Santa Clara, California, RB, Sub-Series A (NPFGC),
5.00%, 7/01/28	6,050	6,085,634
East Bay Municipal Utility District, RB, Sub-Series A
(NPFGC), 5.00%, 6/01/35	11,920	12,199,405
East Bay Municipal Utility District, Refunding RB,
Sub-Series A (AMBAC):
5.00%, 6/01/33	6,545	6,697,891
5.00%, 6/01/37	14,515	14,745,643
Los Angeles Department of Water & Power, RB, System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/36	4,385	4,432,797
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,635,675
Sub-Series A-2 (AMBAC), 5.00%, 7/01/35	1,150	1,170,804
Metropolitan Water District of Southern California, RB:
Series A (AGM), 5.00%, 7/01/35	13,550	13,892,002
Series B-1 (NPFGC), 5.00%, 10/01/33	9,000	9,159,300
Oxnard Financing Authority, RB (NPFGC):
Project, 5.00%, 6/01/31	10,000	9,921,600
Redwood Trunk Sewer & Headworks, Series A,
5.25%, 6/01/34	13,000	13,039,000
Sacramento City Financing Authority, California,
Refunding RB (NPFGC), 5.00%, 12/01/29	8,775	8,654,958

12 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
Utilities (concluded)
Sacramento Municipal Utility District, RB, Cosumnes
Project (NPFGC), 5.13%, 7/01/29	$ 36,760	$ 36,071,485
Sacramento Regional County Sanitation District, RB
(NPFGC), 5.00%, 12/01/36	4,500	4,536,180
San Diego County Water Authority, COP, Refunding RB,
Series A (NPFGC), 5.00%, 5/01/32	10,000	10,097,900
San Francisco City & County Public Utilities
Commission, RB:
Series A (NPFGC), 5.00%, 11/01/32	15,000	15,160,350
Series B, 5.00%, 11/01/30	16,705	17,397,756
Turlock Public Financing Authority, California, RB,
Series A (NPFGC), 5.00%, 9/15/33	6,655	6,722,748
		212,436,728
Total Municipal Bonds in California		721,280,789
Puerto Rico — 0.9%
County/City/Special District/School District — 0.9%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.50%, 8/01/44	5,000	5,335,800
Total Municipal Bonds — 126.3%		726,616,589
Municipal Bonds Transferred to
Tender Option Bond Trusts (c)
California — 33.0%
Corporate — 7.1%
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	23,100	23,627,142
University of California, RB, Limited Project, Series B
(AGM), 5.00%, 5/15/33	17,397	17,428,649
		41,055,791
County/City/Special District/School District — 11.8%
Contra Costa Community College District, California, GO,
Election of 2002 (NPFGC), 5.00%, 8/01/28	7,800	7,986,186
Los Angeles Community College District, California, GO,
Election of 2008, Series A, 6.00%, 8/01/33	9,596	10,644,542
Peralta Community College District, California, GO,
Election of 2000, Series D (FSA), 5.00%, 8/01/35	15,490	15,571,323
Poway Unified School District, GO, Election of 2002,
Improvement District 02, Series 1-B (FSA),
5.00%, 8/01/30	10,000	10,166,500
San Diego Community College District, California, GO,
Election of 2002 (AGM), 5.00%, 5/01/30	12,549	12,768,140
Vista Unified School District, California, GO, Series A
(FSA), 5.25%, 8/01/25	10,016	10,411,665
		67,548,356
Education — 8.7%
Chaffey Community College District, GO, Election
of 2002, Series B (NPFGC), 5.00%, 6/01/30	9,905	10,113,809
Los Angeles Community College District, California, GO,
Election of 2003, Series E (FSA), 5.00%, 8/01/31	11,216	11,377,772
Peralta Community College District, California, GO,
Peralta Community College (FSA), 5.00%, 8/01/32	6,980	7,093,495
Riverside Community College District, GO, Election
of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	8,970,944
University of California, RB, Series O, 5.75%, 5/15/34	11,190	12,448,763
		50,004,783

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (c)	(000)	Value
California (concluded)
Utilities — 5.4%
Los Angeles Department of Water & Power, RB, Power
System Sub-Series A-1 (FSA), 5.00%, 7/01/31	$ 4,993	$ 5,128,217
Rancho Water District Financing Authority, California,
Refunding RB, Series A (FSA), 5.00%, 8/01/34	5,008	5,070,571
San Diego County Water Authority, COP:
Series A (FSA), 5.00%, 5/01/31	4,000	4,069,921
Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	16,740	16,998,968
		31,267,677
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 33.0%		189,876,607
Total Long-Term Investments
(Cost — $920,380,089) — 159.3%		916,493,196
Short-Term Securities	Shares
CMA California Municipal Money Fund,
0.04% (d)(e)	7,863,872	7,863,872
Total Short-Term Securities
(Cost — $7,863,872) — 1.3%		7,863,872
Total Investments (Cost — $928,243,961*) — 160.6%		924,357,068
Other Assets Less Liabilities — 1.8%		10,481,066
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (18.3)%		(105,295,184)
Preferred Shares, at Redemption Value — (44.1)%		(254,011,754)
Net Assets Applicable to Common Shares — 100.0%		$575,531,196

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$823,610,657
Gross unrealized appreciation	$ 10,575,306
Gross unrealized depreciation	(15,028,432)
Net unrealized depreciation	$ (4,453,126)

(a) US Government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA California Municipal Money Fund	$(12,636,942)	$2,772
(e) Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 7,863,872
Level 2 — Long-Term Investments[1]	916,493,196
Level 3	—
Total	$ 924,357,068
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

14 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 140.1%
Corporate — 1.6%
New Jersey EDA, RB, Disposal, Waste M Management
of New Jersey, Series A, AMT, 5.30%, 6/01/15	$ 2,500	$ 2,658,850
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Series A, AMT, 5.70%, 10/01/39	2,500	2,462,125
		5,120,975
County/City/Special District/School District — 22.4%
Borough of Hopatcong New Jersey, GO, Refunding,
Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,699,038
Camden County Improvement Authority, RB (AGM),
5.50%, 9/01/10 (a)	1,540	1,588,125
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.65%, 7/01/32	4,605	4,166,512
5.64%, 7/01/33	1,395	1,257,076
5.08%, 7/01/37	1,470	1,310,432
County of Middlesex New Jersey, COP (NPFGC),
5.25%, 6/15/23	1,550	1,566,260
County of Middlesex New Jersey, COP, Refunding (NPFGC),
5.50%, 8/01/16	1,375	1,467,098
East Orange Board Of Education, COP (AGM),
5.50%, 8/01/12	6,715	7,079,692
Essex County Improvement Authority, LRB, County
Correctional Facility Project, Series A (FGIC),
5.00%, 10/01/13 (a)	4,400	5,017,584
Essex County Improvement Authority, RB,
County Correctional Facility Project (FGIC),
6.00%, 10/01/10 (a)	4,000	4,153,520
Essex County Improvement Authority, Refunding RB,
Project Consolidation (NPFGC), 5.50%, 10/01/27	250	283,190
Hudson County Improvement Authority, RB,
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	3,600	3,791,376
Lafayette Yard Community Development Corp.
New Jersey, RB, Hotel/Conference Center Project,
Trenton (NPFGC), 6.00%, 4/01/10 (a)	5,250	5,351,587
Middlesex County Improvement Authority, RB,
Senior Citizens Housing Project, AMT (AMBAC),
5.50%, 9/01/30	500	500,490
Monmouth County Improvement Authority, Refunding RB,
Governmental Loan (AMBAC):
5.35%, 12/01/10 (a)	695	724,836
5.38%, 12/01/10 (a)	535	558,080
5.35%, 12/01/17	845	870,646
5.38%, 12/01/18	935	963,489
Morristown Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,917,401
5.00%, 8/01/33	3,000	3,104,310
New Jersey State Transit Corp., COP, Subordinate,
Federal Transit Administration Grants, Series A (AGM),
5.00%, 9/15/21	2,000	2,110,120
Newark Housing Authority, Refunding RB, Newark
Redevelopment Project (NPFGC), 4.38%, 1/01/37	620	572,117
North Bergen Township Board Of Education, COP
(AGM) (a):
6.00%, 12/15/10	1,000	1,060,540
6.25%, 12/15/10	3,260	3,464,499
Salem County Improvement Authority, RB, Finlaw Street
Office Building (AGM), 5.38%, 8/15/28	500	542,690

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
South Jersey Port Corp., Refunding RB:
4.50%, 1/01/15	$ 3,750	$ 3,928,688
4.50%, 1/01/16	1,920	1,990,157
Township of West Deptford New Jersey, GO (FGIC),
5.63%, 9/01/10 (a)	8,580	8,854,474
		70,894,027
Education — 17.5%
New Jersey EDA, RB, International Center For Public
Health Project, University of Medicine and Dentistry
(AMBAC), 6.00%, 6/01/32	5,000	4,999,200
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC),
5.00%, 7/01/21	1,200	1,263,864
Montclair State University, Series A (AMBAC),
5.00%, 7/01/22	2,880	3,019,162
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (a)	3,260	3,763,018
Rowan University, Series C (NPFGC),
5.13%, 7/01/14 (a)	3,615	4,192,135
New Jersey Educational Facilities Authority,
Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	9,540	9,796,912
Montclair State University, Series J (NPFGC),
4.25%, 7/01/30	3,775	3,554,351
Ramapo College, Series I (AMBAC) 4.25%, 7/01/31	1,250	1,171,950
Ramapo College, Series I (AMBAC),
4.25%, 7/01/36	900	813,312
Rowan University, Series C (FGIC),
5.25%, 7/01/11 (a)	790	850,956
Rowan University, Series C (NPFGC),
5.25%, 7/01/17	2,135	2,272,665
Rowan University, Series C (NPFGC),
5.25%, 7/01/18	2,535	2,694,350
Rowan University, Series C (NPFGC),
5.25%, 7/01/19	2,370	2,507,199
Stevens Institute of Technology, Series A,
5.00%, 7/01/27	2,800	2,856,420
Stevens Institute of Technology, Series A,
5.00%, 7/01/34	900	877,662
William Paterson University, Series C (AGC),
4.75%, 7/01/34	4,000	3,991,240
University of Medicine & Dentistry of New Jersey, COP
(NPFGC), 5.00%, 6/15/29	2,000	1,923,060
University of Medicine & Dentistry of New Jersey, RB,
Series A (AMBAC), 5.50%, 12/01/27	4,740	4,760,619
		55,308,075
Health — 14.8%
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital (AMBAC),
5.00%, 9/15/23	10,775	10,991,362
Hackensack University Medical Center (AGC),
5.13%, 1/01/27	1,500	1,543,710
Meridian Health, Series I (AGC), 5.00%, 7/01/38	780	775,281
Meridian Health, Series II (AGC), 5.00%, 7/01/38	7,400	7,355,230
Meridian Health, Series V (AGC), 5.00%, 7/01/38	3,960	3,936,042
Society of The Valley Hospital (AMBAC),
5.38%, 7/01/25	2,820	2,663,095
Somerset Medical Center, 5.50%, 7/01/33	2,135	1,588,269
South Jersey Hospital, 6.00%, 7/01/12 (a)	5,440	6,106,019
Virtua Health (AGC), 5.50%, 7/01/38	1,000	1,043,270

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
AHS Hospital Corp., Series A (AMBAC),
6.00%, 7/01/13 (c)	$ 4,000	$ 4,636,000
Atlantic City Medical Center, 5.75%, 7/01/12 (a)	1,525	1,689,761
Atlantic City Medical Center, 6.25%, 7/01/12 (a)	530	593,568
Atlantic City Medical System, 6.25%, 7/01/17	925	974,525
Atlantic City Medical System, 5.75%, 7/01/25	1,975	2,020,050
Meridian Health System Obligation Group (AGM),
5.38%, 7/01/24	1,000	1,002,420
		46,918,602
Housing — 5.2%
New Jersey State Housing & Mortgage Finance
Agency, RB:
Capital Fund Program, Series A (AGM),
4.70%, 11/01/25	10,840	10,919,566
Series AA, 6.50%, 10/01/38	3,115	3,389,961
New Jersey State Housing & Mortgage Finance Agency,
Refunding RB, S/F Housing, Series T, AMT,
4.70%, 10/01/37	800	731,432
Newark Housing Authority, RB, South Ward Police
Facility (AGC):
5.75%, 12/01/30	850	909,236
6.75%, 12/01/38	500	561,100
		16,511,295
State — 50.2%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.11%, 11/01/23 (d)	9,000	4,888,260
CAB, Series B, 5.19%, 11/01/25 (d)	10,000	4,836,500
Election 2005, Series A, 5.80%, 11/01/21	1,960	2,268,210
Election 2005, Series A, 5.80%, 11/01/23	2,730	3,157,846
Garden State Preservation Trust, Refunding RB,
Series C (AGM):
5.25%, 11/01/20	5,000	5,928,800
5.25%, 11/01/21	7,705	9,186,132
New Jersey EDA, RB:
Cigarette Tax, 5.63%, 6/15/19	2,700	2,694,951
Cigarette Tax (Radian), 5.75%, 6/15/29	2,000	1,963,220
Cigarette Tax (Radian), 5.50%, 6/15/31	585	544,658
Cigarette Tax (Radian), 5.75%, 6/15/34	1,180	1,120,681
Liberty State Park Project, Series C (AGM),
5.00%, 3/01/22	2,670	2,842,082
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/26	7,500	7,767,750
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	11,105	11,266,245
Motor Vehicle Surcharge, Series A (NPFGC),
5.00%, 7/01/34	2,000	1,892,080
School Facilities Construction, Series L (AGM),
5.00%, 3/01/30	9,000	9,288,990
School Facilities Construction, Series O,
5.25%, 3/01/23	4,420	4,740,494
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	2,800	3,133,788
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	2,500	2,514,000
State Office Buildings Projects (AMBAC),
6.00%, 6/15/10 (a)	3,000	3,065,550
State Office Buildings Projects (AMBAC),
6.25%, 6/15/10 (a)	4,620	4,725,290

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB, School Facilities
Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	$ 1,000	$ 1,127,110
New Jersey Educational Facilities Authority, RB (a):
Capital Improvement Fund, Series A (AGM),
5.75%, 9/01/10	9,420	9,728,222
Higher Education Capital Improvement, Series A
(AMBAC), 5.13%, 9/01/12	5,500	6,108,245
New Jersey Sports & Exposition Authority, RB, Series A
(NPFGC), 6.00%, 3/01/13	2,400	2,411,280
New Jersey Sports & Exposition Authority,
Refunding RB (NPFGC):
5.50%, 3/01/21	5,890	6,613,056
5.50%, 3/01/22	3,000	3,366,030
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM),
4.72%, 12/15/32 (d)	4,050	1,086,696
CAB, Transportation System, Series C (AMBAC),
5.05%, 12/15/35 (d)	1,400	282,618
CAB, Transportation System, Series C (AMBAC),
5.05%, 12/15/36 (d)	5,500	1,040,985
Transportation System, Series A,
6.00%, 6/15/10 (a)	5,000	5,109,850
Transportation System, Series A (AGC),
5.63%, 12/15/28	2,000	2,228,100
Transportation System, Series D (AGM),
5.00%, 6/15/10	7,800	8,330,868
New Jersey Transportation Trust Fund Authority,
Refunding RB, Transportation System:
Series A (AGM), 5.25%, 12/15/20	10,750	11,977,543
Series B (NPFGC), 5.50%, 12/15/21	9,165	10,519,770
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/27	1,080	1,122,077
		158,877,977
Tobacco — 1.8%
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/13 (a)	4,755	5,665,250
Transportation — 22.3%
Delaware River Port Authority, RB, Port District Project,
Series B (AGM), 5.63%, 1/01/26	2,425	2,427,255
Delaware River Port Authority Pennsylvania
& New Jersey, RB (AGM):
5.50%, 1/01/12	5,000	5,018,850
5.63%, 1/01/13	6,000	6,023,520
5.75%, 1/01/15	500	502,025
6.00%, 1/01/18	4,865	4,886,503
6.00%, 1/01/19	5,525	5,546,271
New Jersey State Turnpike Authority, RB, Growth
& Income Securities, Series B (AMBAC),
6.27%, 1/01/35 (d)	7,615	5,980,593
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/29	2,000	2,252,580
Series A (AGM), 5.25%, 1/01/30	4,000	4,482,000
Series A (BHAC), 5.25%, 1/01/29	500	579,480
Series C (NPFGC), 6.50%, 1/01/16	910	1,081,071
Series C (NPFGC), 6.50%, 1/01/16 (c)	4,355	5,080,151
Series C-2005 (NPFGC), 6.50%, 1/01/16 (c)	255	317,975
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	1,425	1,449,040
Series C, 5.50%, 6/15/13 (a)	780	895,861

See Notes to Financial Statements.

16 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB, Special
Project, JFK International Air Terminal, Series 6,
AMT (NPFGC):
6.25%, 12/01/11	$ 13,500	$ 14,047,155
6.25%, 12/01/15	1,500	1,571,400
5.75%, 12/01/25	3,000	2,995,080
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	5,175	5,466,715
		70,603,525
Utilities — 4.3%
Atlantic Highlands Highland Regional Sewage Authority,
Refunding RB (NPFGC), 5.50%, 1/01/20	1,875	1,956,413
Essex County Utilities Authority, Refunding RB (AGC),
4.13%, 4/01/22	2,000	2,030,940
New Jersey EDA, RB, Series A, American Water AMT
(AMBAC), 5.25%, 11/01/32	3,000	2,810,670
North Hudson Sewerage Authority, Refunding RB,
Series A (NPFGC), 5.13%, 8/01/20	4,335	4,456,293
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 4.79%, 9/01/28 (d)	6,600	2,252,316
		13,506,632
Total Municipal Bonds in New Jersey		443,406,358
Puerto Rico — 8.9%
Health — 1.1%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority, RB:
Hospital Auxilio Mutuo Obligation Group, Series A
(NPFGC), 6.25%, 7/01/24	1,780	1,781,495
Hospital De La Concepcion, Series A,
6.50%, 11/15/20	1,750	1,809,658
		3,591,153
Housing — 2.0%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	6,285	6,291,222
State — 0.9%
Puerto Rico Commonwealth Infrastructure
Financing Authority, RB, CAB, Series A (AMBAC),
4.36%, 7/01/37 (d)	4,000	563,240
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	2,125	2,194,296
		2,757,536
Transportation — 1.7%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	5,000	5,395,000
Utilities — 3.2%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (AGC), 5.13%, 7/01/47	6,120	5,968,530
Puerto Rico Electric Power Authority, RB, Series RR
(CIFG), 5.00%, 7/01/28	4,100	4,036,778
		10,005,308
Total Municipal Bonds in Puerto Rico		28,040,219
Total Municipal Bonds — 149.0%		471,446,577

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value
New Jersey — 7.2%
Housing — 1.6%
New Jersey State Housing & Mortgage Finance Agency,
RB, Capital Fund Progtram, Series A (FSA),
5.00%, 5/01/27	$ 4,790	$ 5,152,699
State — 3.7%
Garden State Preservation Trust, RB, Election 2005,
Series A (AGM), 5.75%, 11/01/28	9,160	11,525,570
Transportation — 1.9%
Port Authority of New York & New Jersey, RB,
Consolidated, 152nd Series, AMT 5.25%, 11/01/35	5,998	6,069,570
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 7.2%		22,747,839
Total Long-Term Investments
(Cost — $480,608,509) — 156.2%		494,194,416
Short-Term Securities	Shares
CMA New Jersey Municipal Money Fund,
0.04% (f)(g)	5,286,259	5,286,259
Total Short-Term Securities
(Cost — $5,286,259) — 1.7%		5,286,259
Total Investments (Cost — $485,894,768*) — 157.9%		499,480,675
Other Assets Less Liabilities — 0.9%		2,858,200
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (4.2)%		(13,272,846)
Preferred Shares, at Redemption Value — (54.6)%		(172,707,795)
Net Assets Applicable to Common Shares — 100.0%		$316,358,234

* The cost and unrealized appreciation (depreciation) of investments as of
January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$473,405,710
Gross unrealized appreciation	$ 18,817,234
Gross unrealized depreciation	(6,005,199)
Net unrealized appreciation	$ 12,812,035

(a) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield.
(c) Security is collateralized by Municipal or US Treasury Obligations.
(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	$1,974,316	$ 699
(g) Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 5,286,259
Level 2 — Long-Term Investments[1]	494,194,416
Level 3	—
Total	$ 499,480,675
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

18 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniYield Insured Investment Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 4.2%
Birmingham Special Care Facilities Financing Authority,
RB, Children's Hospital (AGC):
6.13%, 6/01/34	$ 1,500	$ 1,612,980
6.00%, 6/01/39	2,985	3,165,533
		4,778,513
Arizona — 0.5%
State of Arizona, COP, Department of Administration,
Series A (AGM):
5.25%, 10/01/28	480	496,147
5.00%, 10/01/29	125	126,234
		622,381
California — 9.4%
California State Public Works Board, RB, Various Capital
Projects, Series G-1 (AGC), 5.25%, 10/01/24	2,000	1,987,720
County of Sacramento California, RB, Senior Series A
(AGC), 5.50%, 7/01/41	1,400	1,454,404
Los Angeles Community College District California, GO,
Election 2001, Series A (NPFGC), 5.00%, 8/01/32	2,780	2,805,965
San Diego Public Facilities Financing Authority,
Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,020	1,065,931
State of California, GO, Various Purpose (AGC),
5.50%, 11/01/39	3,450	3,491,227
		10,805,247
Colorado — 1.3%
Colorado Health Facilities Authority, RB, Hospital,
NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,434,212
Florida — 45.1%
Broward County Educational Facilities Authority, RB,
Educational Facilities, Nova Southeastern University
(AGC), 5.00%, 4/01/31	1,720	1,732,590
City of Boynton Beach Florida, Refunding RB (FGIC),
6.25%, 11/01/20 (a)	700	855,344
City of Jacksonville Florida, Refunding RB (NPFGC),
5.25%, 10/01/32	1,455	1,473,318
City of Lakeland Florida, Refunding RB, Series A (NPFGC),
5.00%, 10/01/28	1,075	1,083,675
City of Miami Beach Florida, RB, Water and Sewer
(AMBAC), 5.75%, 9/01/25	2,000	2,048,360
City of Port St. Lucie Florida, RB (NPFGC),
5.25%, 9/01/24	1,055	1,083,031
County of Lee Florida, RB, Series A, AMT (AGM),
6.00%, 10/01/29	1,000	1,012,250
County of Miami-Dade Florida, RB:
CAB, Sub-Series A (NPFGC), 5.18%, 10/01/31 (b)	4,375	1,033,988
CAB, Sub-Series A (NPFGC), 5.20%, 10/01/33 (b)	5,735	1,137,251
Miami International Airport, Series A, AMT (AGM),
5.25%, 10/01/41	1,200	1,181,688
Miami International Airport, Series A, AMT (AGM),
5.50%, 10/01/41	2,400	2,424,528
Series A, AMT (AGM), 5.00%, 10/01/33	4,505	4,353,046
County of Orange Florida, Refunding RB:
(AMBAC), 5.00%, 10/01/29	2,190	2,245,254
Series A (NPFGC), 5.13%, 1/01/23	1,000	1,038,810
County of Osceola Florida, RB, Series A (NPFGC),
5.50%, 10/01/27	1,100	1,123,991
County of St. John's Florida, RB (AGM),
5.00%, 10/01/31	2,425	2,479,077
Emerald Coast Utilities Authority, RB, System (NPFGC),
5.25%, 1/01/36	1,000	1,004,500
Florida Housing Finance Corp., HRB, Brittany
Rosemont Apartments, Series C-1, AMT (AMBAC),
6.75%, 8/01/14	715	716,437

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Florida Housing Finance Corp., RB, Homeowner
Mortgage, Series 11, AMT (AGM), 5.95%, 1/01/32 $	1,465	$ 1,465,762
Florida Housing Finance Corp., Refunding RB,
Homeowner Mortgage, Series 4, AMT (AGM),
6.25%, 7/01/22	235	244,612
Hillsborough County Aviation Authority Florida,
Refunding RB, Series C, AMT (AGC), 5.75%, 10/01/26	1,000	1,045,020
Jacksonville Economic Development Commission, RB,
Mayo Clinic, Series B (NPFGC), 5.50%, 11/15/36	750	764,303
Miami-Dade County Expressway Authority Florida, RB,
Series B (NPFGC), 5.25%, 7/01/27	1,000	1,025,700
Miami-Dade County IDA, RB, BAC Funding Corp. Project,
Series A (AMBAC), 5.38%, 10/01/30	1,655	1,708,308
Orange County Educational Facilities Authority,
Refunding RB, Rollins College Project (AMBAC),
5.50%, 12/01/32	4,765	4,815,461
Palm Beach County School District, COP, Refunding,
Series D (AGM), 5.25%, 8/01/21	2,000	2,121,860
Santa Rosa County School Board, COP, Refunding,
Series 2 (NPFGC), 5.25%, 2/01/26	2,000	2,089,940
St. Lucie West Services District, RB (NPFGC),
5.25%, 10/01/34	1,000	1,009,680
Village Center Community Development District,
RB (NPFGC):
5.25%, 10/01/23	430	423,868
5.13%, 10/01/28	2,980	2,761,804
Series A, 5.38%, 11/01/34	1,640	1,387,637
Series A, 5.13%, 11/01/36	1,000	804,080
Volusia County IDA, RB, Student Housing, Stetson
University Project, Series A (CIFG):
5.00%, 6/01/25	1,000	892,250
5.00%, 6/01/35	1,000	838,630
		51,426,053
Georgia — 4.0%
County of Fulton Georgia, RB (NPFGC), 5.25%, 1/01/35	1,000	1,022,690
Gwinnett County Hospital Authority, Refunding RB,
Gwinnett Hospital System, Series D (AGM),
5.50%, 7/01/41	1,375	1,379,950
Metropolitan Atlanta Rapid Transit Authority, RB, Third
Indenture, Series B (AGM), 5.00%, 7/01/34	2,100	2,177,637
		4,580,277
Illinois — 8.8%
Chicago Board of Education Illinois, GO, Refunding,
Chicago School Reform Board, Series A (NPFGC),
5.50%, 12/01/26	825	914,389
Chicago Transit Authority, RB, Federal Transit
Administration Section 5309, Series A (AGC),
6.00%, 6/01/26	1,400	1,591,030
City of Chicago Illinois, Refunding RB, Second Lien
(NPFGC), 5.50%, 1/01/30	895	983,256
City of Chicago, Illinois, GO, Refunding, Projects,
Series A (AGM):
5.00%, 1/01/28	945	991,711
5.00%, 1/01/29	1,465	1,524,245
5.00%, 1/01/30	585	603,925
Illinois Municipal Electric Agency, RB, Series A (NPFGC),
5.25%, 2/01/28	1,565	1,626,285
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/28	1,750	1,850,800
		10,085,641

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield Insured Investment Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Indiana — 3.4%
Indiana Municipal Power Agency, RB, Series A (NPFGC),
5.00%, 1/01/42	$ 1,485	$ 1,441,163
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	2,310	2,478,122
		3,919,285
Iowa — 1.1%
Iowa Finance Authority, Refunding RB, Iowa Health
System (AGC), 5.25%, 2/15/29	1,190	1,218,358
Kentucky — 1.8%
Kentucky Municipal Power Agency, RB, Prairie State
Project, Series A (BHAC), 5.25%, 9/01/42	2,000	2,061,720
Louisiana — 1.9%
Louisiana State Citizens Property Insurance Corp., RB,
Series C-3 (AGC), 6.13%, 6/01/25	1,405	1,575,567
New Orleans Aviation Board Louisiana, Refunding RB,
Restructuring GARB (AGC):
Series A-1, 6.00%, 1/01/23	375	423,889
Series A-2, 6.00%, 1/01/23	160	180,859
		2,180,315
Michigan — 17.3%
City of Detroit Michigan, RB:
Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,265	2,340,402
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	1,640	1,618,614
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,800	1,949,058
Second Lien, Series B (AGM), 7.00%, 7/01/36	200	228,460
Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,000	1,186,800
Senior Lien, Series B (BHAC), 5.50%, 7/01/35	3,750	3,864,450
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,270	2,421,091
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,650	1,897,484
Michigan State Building Authority, RB, Facilities Program,
Series H (AGM), 5.00%, 10/15/26	375	381,030
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I (AGC):
5.25%, 10/15/22	1,350	1,460,430
5.25%, 10/15/24	615	654,108
5.25%, 10/15/25	310	327,407
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,265	1,466,666
		19,796,000
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Fairview
Health Services, Series B (AGC), 6.50%, 11/15/38	3,000	3,332,550
Nevada — 2.1%
County of Clark, Nevada, RB, Las Vegas-McCarran
International Airport, Series A (AGC),
5.25%, 7/01/39 (c)	2,355	2,344,402
New Jersey — 2.3%
New Jersey EDA, RB, School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,000	1,119,210
New Jersey Health Care Facilities Financing Authority,
RB, Virtua Health (AGC), 5.50%, 7/01/38	1,400	1,460,578
		2,579,788

	Par
Municipal Bonds	(000)	Value
New York — 5.8%
New York City Transitional Finance Authority, RB,
Fiscal 2009:
Series S-3, 5.25%, 1/15/39	$ 1,000	$ 1,042,800
Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,190,900
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	3,250	3,423,160
		6,656,860
Oregon — 0.6%
Medford Hospital Facilities Authority, RB, Asante Health
System, Series A (AGC), 5.00%, 8/01/40 (c)	710	691,561
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, RB, Sub-Series B
(AGM), 5.25%, 6/01/39	1,455	1,475,268
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB,
1st Sub-Series A, 6.38%, 8/01/39	1,425	1,516,343
Texas — 15.6%
City of Dallas Texas, Refunding RB (AGC),
5.25%, 8/15/38	850	864,662
City of Houston Texas, Refunding RB, Combined,
First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,048,435
6.00%, 11/15/36	2,055	2,315,163
5.38%, 11/15/38	1,000	1,054,910
County of Bexar, Texas, RB, Venue Project, Motor Vehicle
Rental (BHAC):
5.00%, 8/15/27	1,040	1,094,621
5.00%, 8/15/28	1,090	1,141,677
5.00%, 8/15/39	880	895,286
Frisco ISD Texas, GO, School Building (AGC),
5.50%, 8/15/41	700	751,002
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare
System, B, 7.25%, 12/01/35	500	560,180
Lower Colorado River Authority, Refunding RB,
LCRA Transmission Services Project (AGC),
5.50%, 5/15/36	1,155	1,203,521
Lubbock Cooper ISD Texas, GO, School Building (AGC),
5.75%, 2/15/42	500	530,740
North Texas Tollway Authority, RB, System, First Tier,
Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,493,450
North Texas Tollway Authority, Refunding RB, System,
First Tier, Series A (AGC), 5.75%, 1/01/40	1,500	1,590,900
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	1,100	1,207,580
		17,752,127
Utah — 1.5%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	1,670	1,667,328
Virginia — 1.1%
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/35	1,100	1,260,633
Total Municipal Bonds — 133.3%		152,184,862

See Notes to Financial Statements.

20 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield Insured Investment Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (d)	(000)	Value
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB,
Series A, 6.00%, 10/01/35	$ 750	$ 837,527
Florida — 17.3%
City of Jacksonville, Florida, RB, Better Jacksonville
(NPFGC), 5.00%, 10/01/27	1,320	1,349,647
Hillsborough County Aviation Authority. Florida, RB,
Series A, AMT (AGC), 5.50%, 10/01/38	2,499	2,524,827
Jacksonville Electric Authority, RB, Issue Three Series
Two River Power Pike, 5.00%, 10/01/37	1,290	1,293,173
Lee County Housing Finance Authority, RB, Multi-County
Program, Series A-2, AMT (GNMA), 6.00%, 9/01/40	1,455	1,573,772
Manatee County Housing Finance Authority, RB,
Series A, AMT (GNMA), 5.90%, 9/01/40	911	948,225
Miami Dade County Health Facilities Authority. Florida,
Refunding RB, Miami Childrens Hospital Series A
(AMBAC), 5.63%, 8/15/18	6,960	7,573,037
South Broward Hospital District. Florida, RB (NPFGC),
5.63%, 5/01/32	4,000	4,449,400
		19,712,081
Kentucky — 0.9%
Kentucky State Property & Buildings Commission,
Kentucky, Refunding RB, Project No. 93 (AGC),
5.25%, 2/01/27	1,002	1,081,728
Nevada — 3.9%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,228,246
Series B, 5.50%, 7/01/29	1,994	2,176,554
		4,404,800
New Jersey — 1.5%
New Jersey State Housing & Mortgage Finance Agency,
RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,620	1,661,830
New York — 2.8%
New York City Municipal Water Finance Authority, RB,
Series FF-2, 5.50%, 6/15/40	1,095	1,197,823
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	2,000	2,043,700
		3,241,523
Texas — 2.5%
City of San Antonio, Texas, Refunding RB, Series A,
5.25%, 2/01/31	2,609	2,825,359
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 29.6%		33,764,848
Total Long-Term Investments
(Cost — $181,785,055) — 162.9%		185,949,710

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.16% (e)(f)	2,906,241	2,906,241
Total Short-Term Securities
(Cost — $2,906,241) — 2.5%		2,906,241
Total Investments (Cost — $184,691,296*) — 165.4%		188,855,951
Liabilities in Excess of Other Assets — (0.9)%		(1,054,556)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (15.0)%		(17,132,442)
Preferred Shares, at Redemption Value — (49.5)%		(56,529,045)
Net Assets Applicable to Common Shares — 100.0%		$114,139,908

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$167,455,840
Gross unrealized appreciation	$ 6,572,060
Gross unrealized depreciation	(2,288,340)
Net unrealized appreciation	$ 4,283,720

(a) Security is collateralized by Municipal or US Treasury Obligations.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
Citigroup Global Markets, Inc.	$2,344,402	$(10,598)
Merrill Lynch & Co., Inc.	$ 691,561	—

(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	$604,691	$7,746
(f) Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniYield Insured Investment Fund (MFT)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 2,906,241
Level 2 — Long-Term Investments[1]	185,949,710
Level 3	—
Total	$ 188,855,951

1 See above Schedule of Investments for values in each state or political subdivision.

See Notes to Financial Statements.

22 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 139.6%
Corporate — 12.5%
Delta County EDC, Refunding RB, Mead Westvaco-
Escanaba, Series B, AMT, 6.45%, 4/15/23 (a)	$ 1,500	$ 1,675,455
Dickinson County EDC Michigan, Refunding RB,
International Paper Co. Project, Series A,
5.75%, 6/01/16	3,900	3,963,531
Michigan Strategic Fund, Refunding RB, Detroit
Edison Co. Project, Series A, AMT (NPFGC),
5.55%, 9/01/29	10,250	10,188,910
Monroe County EDC Michigan, Refunding RB, Detroit
Edison Co. Project, Series AA (NPFGC),
6.95%, 9/01/22	15,000	17,386,800
		33,214,696
County/City/Special District/School District — 49.4%
Adrian City School District Michigan, GO (AGM) (a):
5.00%, 5/01/29	2,000	2,303,020
5.00%, 5/01/34	1,600	1,842,416
Avondale School District Michigan, GO (AGC):
4.00%, 5/01/20	1,000	970,670
4.30%, 5/01/22	400	391,764
Bay City School District Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/36	9,000	9,047,340
Birmingham City School District Michigan, GO, School
Building & Site (AGM), 5.00%, 11/01/33	1,000	1,017,700
Charter Township of Canton Michigan, GO, Capital
Improvement (AGM), 5.00%, 4/01/27	500	525,470
City of Oak Park Michigan, GO, Street Improvement
(NPFGC), 5.00%, 5/01/30	500	512,370
County of Genesee Michigan, GO, Water Supply System
(NPFGC), 5.13%, 11/01/33	1,000	1,005,510
County of Wayne Michigan, GO Series A (NPFGC):
Airport Hotel, Detroit Metropolitan Airport,
5.00%, 12/01/30	1,750	1,595,615
Building Authority, Capital Improvement,
5.25%, 6/01/16	1,000	1,003,710
Dearborn Brownfield Redevelopment Authority, GO,
Limited Tax, Redevelopment, Series A (AGC),
5.50%, 5/01/39	3,300	3,415,830
Detroit City School District Michigan, GO,
School Building & Site Improvement (FGIC):
Series A, 5.38%, 5/01/24 (a)	1,300	1,476,332
Series B, 5.00%, 5/01/28	3,100	2,995,313
Detroit City School District Michigan, GO, Refunding,
School Building & Site Improvement, Series A (AGM),
5.00%, 5/01/21	3,000	3,060,870
Eaton Rapids Public Schools Michigan, GO, School
Building & Site (AGM):
5.25%, 5/01/20	1,325	1,429,556
5.25%, 5/01/21	1,675	1,800,206
Ecorse Public School District Michigan, GO, Refunding
(AGM), 5.00%, 5/01/27	1,000	1,029,710
Frankenmuth School District Michigan, GO (FGIC),
5.75%, 5/01/20 (a)	1,000	1,014,220
Gibraltar School District Michigan, GO, School Building
& Site:
(FGIC), 5.00%, 5/01/28 (a)	2,940	3,385,439
(NPFGC), 5.00%, 5/01/28	710	722,737
Grand Blanc Community Schools Michigan, GO (NPFGC),
5.63%, 5/01/20	1,100	1,171,918
Grand Rapids Building Authority Michigan, RB, Series A
(AMBAC) (a):
5.50%, 10/01/19	435	488,696
5.50%, 10/01/20	600	674,064
Grand Rapids Public Schools Michigan, GO, School
Building & Site (AGM), 4.13%, 5/01/11	500	521,650

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School District (concluded)
Gull Lake Community School District Michigan, GO,
School Building & Site (AGM) (a):
5.00%, 5/01/28	$ 2,000	$ 2,303,020
5.00%, 5/01/30	3,625	4,174,224
Harper Creek Community School District Michigan, GO,
Refunding (AGM), 5.00%, 5/01/22	1,125	1,181,801
Harper Woods School District Michigan, GO, Refunding,
School Building & Site:
(FGIC), 5.00%, 5/01/34 (a)	4,345	5,003,311
(NPFGC), 5.00%, 5/01/34	430	431,109
Jenison Public Schools Michigan, GO, Building and Site
(NPFGC), 5.50%, 5/01/19	1,575	1,687,628
L’Anse Creuse Public Schools Michigan, GO, School
Building & Site (AGM):
5.00%, 5/01/12	650	701,974
5.00%, 5/01/25	1,525	1,581,684
5.00%, 5/01/26	1,600	1,653,600
5.00%, 5/01/35	3,000	3,035,700
Lansing Building Authority Michigan, GO, Series A
(NPFGC), 5.38%, 6/01/23 (a)	1,510	1,725,839
Lincoln Consolidated School District Michigan, GO,
Refunding (NPFGC), 4.63%, 5/01/28	5,500	5,449,455
Livonia Public Schools School District Michigan, GO,
Refunding, Series A (NPFGC), 5.00%, 5/01/24	1,000	1,033,690
Michigan State Building Authority, Facilities, Series I,
5.50%, 10/15/18	2,500	2,635,771
Michigan State Building Authority, RB, Facilities Program,
Series H (AGM), 5.00%, 10/15/26	4,500	4,572,360
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I (AGM):
5.50%, 10/15/10 (b)	420	435,813
5.50%, 10/15/10	6,830	7,054,434
5.50%, 10/15/11 (b)	855	926,435
5.50%, 10/15/11	14,175	15,134,648
Montrose Community Schools, GO (NPFGC),
6.20%, 5/01/17	1,000	1,174,070
New Haven Community Schools Michigan, GO,
Refunding, School Building & Site (AGM),
5.00%, 5/01/23	1,500	1,553,880
Orchard View Schools Michigan, GO, School Building
& Site (NPFGC), 5.00%, 5/01/29 (a)	5,320	6,080,334
Pennfield School District Michigan, GO, School Building
& Site (a):
(FGIC), 5.00%, 5/01/29	765	876,805
(NPFGC), 5.00%, 5/01/29	605	693,421
Reed City Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/26 (a)	1,425	1,640,902
Southfield Library Building Authority Michigan, GO
(NPFGC), 5.50%, 5/01/18 (a)	1,300	1,317,654
Southfield Public Schools Michigan, GO, School
Building & Site, Series B (AGM), 5.00%, 5/01/29 (a)	3,500	4,002,180
Thornapple Kellogg School District Michigan, GO,
School Building & Site (NPFGC), 5.00%, 5/01/32	2,500	2,525,575
Van Dyke Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/28	1,250	1,298,738
Waverly Community School, GO (FGIC),
5.50%, 5/01/21 (a)	1,100	1,114,685
West Bloomfield School District Michigan, GO,
Refunding (NPFGC):
5.50%, 5/01/17	1,710	1,843,141
5.50%, 5/01/18	1,225	1,314,756
Zeeland Public Schools Michigan, GO, School Building
& Site (NPFGC), 5.00%, 5/01/29	1,600	1,637,408
		131,198,171

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Education — 6.8%
Eastern Michigan University, RB, General, Series B
(FGIC) (a):
5.60%, 6/01/25	$ 1,500	$ 1,527,210
5.63%, 6/01/30	1,310	1,333,881
Eastern Michigan University, Refunding RB,
General (AMBAC):
6.00%, 6/01/20 (a)	590	607,523
6.00%, 6/01/20	435	444,836
Grand Valley State University Michigan, RB, General
(NPFGC), 5.50%, 2/01/18	2,070	2,271,473
Michigan Higher Education Facilities Authority, RB,
Limited Obligation, Hillsdale College Project,
5.00%, 3/01/35	1,875	1,757,831
Michigan Higher Education Facilities Authority,
Refunding RB, Limited Obligation, Creative Studies (a):
5.85%, 12/01/22	1,235	1,374,419
5.90%, 12/01/27	1,145	1,275,576
Michigan Higher Education Student Loan Authority, RB,
Student Loan, AMT (AMBAC):
Series XVII-B, 5.40%, 6/01/18	2,500	2,503,150
Series XVII-Q, 5.00%, 3/01/31	3,000	2,706,600
Saginaw Valley State University Michigan, Refunding RB,
General (NPFGC), 5.00%, 7/01/24	2,100	2,157,708
		17,960,207
Health — 20.2%
Dickinson County Healthcare System, Refunding RB,
Series A (ACA), 5.80%, 11/01/24	3,100	2,966,483
Flint Hospital Building Authority Michigan, Hurley Medical
Center, Refunding RB (ACA):
6.00%, 7/01/20	1,305	1,214,968
Series A, 5.38%, 7/01/20	615	542,971
Kent Hospital Finance Authority Michigan, RB, Spectrum
Health, Series A (NPFGC), 5.50%, 1/15/31 (a)	3,000	3,242,460
Kent Hospital Finance Authority Michigan, Refunding RB,
Butterworth, Series A (NPFGC), 7.25%, 1/15/13 (b)	1,955	2,147,587
Michigan State Hospital Finance Authority, RB:
Hospital, MidMichigan Obligation Group, Series A
(AMBAC), 5.50%, 4/15/18	2,530	2,583,029
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	915,250
MidMichigan Obligation Group, Series A,
5.00%, 4/15/36	1,750	1,624,560
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/46	2,500	2,185,000
Hospital, Crittenton, Series A, 5.63%, 3/01/27	2,050	2,015,662
Hospital, Oakwood Obligation Group, Series A,
5.00%, 7/15/25	4,100	3,787,334
Hospital, Oakwood Obligation Group, Series A,
5.00%, 7/15/37	630	535,973
Hospital, Sparrow Obligated, 5.00%, 11/15/31	3,100	2,878,319
McLaren Health Care, 5.75%, 5/15/38	4,500	4,570,695
Trinity Health, Series A, 6.00%, 12/01/20	2,200	2,255,418
Trinity Health, Series A, 6.25%, 12/01/28	930	1,025,427
Trinity Health, Series A, 6.50%, 12/01/33	1,000	1,109,800
Trinity Health, Series A (AMBAC), 6.00%, 12/01/27	6,400	6,537,216
Trinity Health Credit, Series C, 5.38%, 12/01/23	1,000	1,016,350
Trinity Health Credit, Series C, 5.38%, 12/01/30	3,755	3,775,803
Trinity Health Credit, Series D, 5.00%, 8/15/34	3,100	2,964,840
Royal Oak Hospital Finance Authority Michigan,
Refunding RB, William Beaumont Hospital,
8.25%, 9/01/39	1,000	1,159,420
Saginaw Hospital Finance Authority Michigan,
Refunding RB, Covenant Medical Center, Series E
(NPFGC), 5.63%, 7/01/13	2,500	2,518,400
		53,572,965

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Housing — 4.5%
Michigan State HDA, RB:
Deaconess Tower, AMT (GNMA), 5.25%, 2/20/48 $	1,000	$ 985,700
Series A, 6.00%, 10/01/45	6,990	7,169,713
Series A, AMT (NPFGC), 5.30%, 10/01/37	200	199,408
Williams Pavilion, AMT (GNMA), 4.75%, 4/20/37	3,960	3,690,799
		12,045,620
State — 10.6%
Michigan Municipal Bond Authority, RB, Local
Government Loan Program, Group A (AMBAC),
5.50%, 11/01/20	1,065	1,068,046
Michigan Municipal Bond Authority, Refunding RB, Local
Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/14	2,400	2,681,640
5.00%, 11/01/15	1,500	1,673,805
5.00%, 11/01/16	500	554,775
5.38%, 11/01/24	125	135,503
Michigan State Building Authority, Facilities Program,
Refunding RB:
Series I, 6.25%, 10/15/38	3,900	4,243,395
Series I (AGC), 5.25%, 10/15/24	4,000	4,254,360
Series I (AGC), 5.25%, 10/15/25	2,000	2,112,300
Series I (AGC), 5.25%, 10/15/26	600	631,188
Series II (NPFGC), 5.00%, 10/15/29	3,500	3,524,465
State of Michigan, COP (AMBAC),
5.53%, 6/01/22 (b)(c)	3,000	1,844,520
State of Michigan, RB, GAN,
(AGM), 5.25%, 9/15/27	5,250	5,511,922
		28,235,919
Transportation — 16.7%
County of Wayne Michigan, RB, Detroit Metropolitan,
Wayne County, Series A, AMT (NPFGC),
5.38%, 12/01/15	10,660	10,724,493
Wayne County Airport Authority, RB, Detroit Metropolitan
Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	7,166,659
5.25%, 12/01/26	6,300	5,878,845
5.00%, 12/01/34	9,160	7,714,369
Wayne County Airport Authority, Refunding RB,
AMT (AGC):
5.75%, 12/01/25	4,000	4,046,600
5.75%, 12/01/26	1,000	1,002,660
5.38%, 12/01/32	8,700	7,997,562
		44,531,188
Utilities — 18.9%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	3,000	3,426,900
Second Lien, Series B (NPFGC), 5.00%, 7/01/34 (a)	1,550	1,746,897
Second Lien, Series B (NPFGC), 5.00%, 7/01/34	2,420	2,209,896
Senior Lien, Series A (AGM), 5.00%, 7/01/25	4,000	4,010,720
Senior Lien, Series A (FGIC), 5.75%, 7/01/28 (a)	5,250	5,642,070
Senior Líen, Series A (NPFGC), 5.00%, 7/01/34	6,900	6,300,942
Series B (NPFGC), 5.25%, 7/01/32 (a)	11,790	13,386,130
City of Detroit Michigan, Refunding RB:
(FGIC), 6.25%, 7/01/12 (c)	860	917,534
Second Lien, Series C (AGM), 5.00%, 7/01/29	10,570	10,592,620
City of Muskegon Heights Michigan, RB, Series A
(NPFGC), 5.63%, 11/01/25 (a)	1,830	1,904,810
		50,138,519
Total Municipal Bonds in Michigan		370,897,285

See Notes to Financial Statements.

24 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico — 4.6%
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	$ 2,000	$ 2,001,980
State — 2.2%
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	2,100	2,168,481
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC)(c):
5.12%, 8/01/43	12,500	1,628,625
4.99%, 8/01/46	20,000	2,104,600
		5,901,706
Transportation — 1.6%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	4,000	4,316,000
Total Municipal Bonds in Puerto Rico		12,219,686
Total Municipal Bonds — 144.2%		383,116,971
Municipal Bonds Transferred to
Tender Option Bond Trusts (d)
Michigan — 12.0%
Corporate — 4.7%
Wayne State University, Refunding RB:
(FSA), 5.00%, 11/15/35	6,210	6,346,993
General (AGM), 5.00%, 5/15/16	6,000	6,132,359
		12,479,352
County/City/Special District/School District — 2.6%
Lakewood Public Schools, Michigan, GO, School
Building & Site (FSA), 5.00%, 5/01/37	6,470	6,889,580
Education — 4.7%
Portage Public Schools Michigan, GO, School Building
& Site (FSA), 5.00%, 5/01/31	4,650	4,798,800
Saginaw Valley State University Michigan, Refunding RB
(FSA), 5.00%, 7/01/31	7,500	7,675,650
		12,474,450
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 12.0%		31,843,382
Total Long-Term Investments
(Cost — $408,279,369) — 156.2%		414,960,353
Short-Term Securities	Shares
CMA Michigan Municipal Money Fund
0.00% (e)(f)	9,295,968	9,295,968
Total Short-Term Securities
(Cost — $9,295,968) — 3.5%		9,295,968
Total Investments (Cost — $417,575,337*) — 159.7%		424,256,321
Other Assets Less Liabilities — 0.8%		2,339,329
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (6.1)%		(16,198,425)
Preferred Shares, at Redemption Value — (54.4)%		(144,661,268)
Net Assets Applicable to Common Shares — 100.0%		$265,735,957

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$401,282,197
Gross unrealized appreciation	$ 15,835,224
Gross unrealized depreciation	(9,051,100)
Net unrealized appreciation	$ 6,784,124

(a) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security is collateralized by Municipal or U.S. Treasury obligations.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Michigan Municipal Money Fund	$1,765,645	$958

(f) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 9,295,968
Level 2 — Long-Term Investments[1]	414,960,353
Level 3	—
Total	$ 424,256,321
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 125.3%
Corporate — 3.8%
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Series A, AMT, 5.70%, 10/01/39	$ 5,000	$ 4,924,250
County/City/Special District/School District — 22.5%
Borough of Hopatcong New Jersey, GO, Refunding,
Sewer (AMBAC), 4.50%, 8/01/33	750	752,520
City of Perth Amboy New Jersey, GO, CAB (AGM),
5.62%, 7/01/35 (a)	1,250	1,118,837
County of Hudson New Jersey, COP, Refunding (NPFGC),
6.25%, 12/01/16	1,000	1,145,950
County of Middlesex New Jersey, COP, Refunding (NPFGC),
5.00%, 8/01/22	3,000	3,017,700
Essex County Improvement Authority, Refunding RB, AMT
(NPFGC), 4.75%, 11/01/32	1,000	909,260
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.50%, 12/15/32 (b)	1,000	268,320
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	1,400	1,474,424
Hudson County Improvement Authority, Refunding RB,
Hudson County Lease Project (NPFGC),
5.38%, 10/01/24	7,500	7,559,100
Monmouth County Improvement Authority, RB,
Governmental Loan (AMBAC):
5.00%, 12/01/17	605	619,284
5.00%, 12/01/18	545	555,240
5.00%, 12/01/18 (c)	975	1,053,331
5.00%, 12/01/19	560	568,882
5.00%, 12/01/19 (c)	980	1,058,733
Monmouth County Improvement Authority, Refunding RB,
Governmental Loan (AMBAC):
5.20%, 12/01/14	240	245,081
5.25%, 12/01/15	765	778,495
Morristown Parking Authority, RB (NPFGC),
4.50%, 8/01/37	1,355	1,305,299
New Jersey State Transit Corp., COP, Subordinate,
Federal Transit Administration Grants, Series A (AGM),
5.00%, 9/15/21	1,000	1,055,060
Newark Housing Authority, Refunding RB, Newark
Redevelopment Project (NPFGC), 4.38%, 1/01/37	3,600	3,321,972
Salem County Improvement Authority, RB, Finlaw Street
Office Building (AGM):
5.38%, 8/15/28	1,250	1,356,725
5.25%, 8/15/38	700	730,982
		28,895,195
Education — 22.4%
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC),
5.00%, 7/01/21	1,600	1,685,152
Rowan University, Series C (NPFGC),
5.00%, 7/01/34 (c)	1,185	1,367,846
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	3,725	3,825,314
Montclair State University, Series J (NPFGC),
4.25%, 7/01/30	2,895	2,725,787
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,171,950
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	3,890	3,515,315
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,761,301
Stevens Institute of Technology, Series A,
5.00%, 7/01/34	1,500	1,462,770
William Paterson University, Series C (AGC),
4.75%, 7/01/34	1,115	1,112,558
William Paterson University, Series E (Syncora),
5.00%, 7/01/21	1,725	1,773,352

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey State Higher Education Assistance Authority,
RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	$ 3,565	$ 3,578,975
University of Medicine & Dentistry of New Jersey, RB,
Series A (AMBAC):
5.50%, 12/01/18	570	583,013
5.50%, 12/01/19	1,145	1,167,786
5.50%, 12/01/20	1,130	1,149,786
5.50%, 12/01/21	865	878,537
		28,759,442
Health — 11.8%
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health, Series I (AGC), 5.00%, 7/01/38	750	745,462
Meridian Health, Series II (AGC), 5.00%, 7/01/38	3,000	2,981,850
Meridian Health, Series V (AGC), 5.00%, 7/01/38	750	745,463
Somerset Medical Center, 5.50%, 7/01/33	1,125	836,910
South Jersey Hospital, 6.00%, 7/01/26 (c)	4,000	4,489,720
Virtua Health (AGC), 5.50%, 7/01/38	1,000	1,043,270
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical Center, 6.25%, 7/01/17 (c)	290	324,783
Atlantic City Medical Center, 5.75%, 7/01/25 (c)	525	581,721
Atlantic City Medical System, 6.25%, 7/01/17	325	342,401
Atlantic City Medical System, 5.75%, 7/01/25	790	808,020
Meridian Health System Obligation Group (AGM),
5.25%, 7/01/19	2,250	2,256,502
		15,156,102
Housing — 8.1%
New Jersey State Housing & Mortgage Finance
Agency, RB:
Capital Fund Program, Series A (AGM),
4.70%, 11/01/25	4,325	4,356,746
Home Buyer, Series CC, AMT (NPFGC),
5.80%, 10/01/20	2,640	2,744,729
Series A, AMT (FGIC), 4.90%, 11/01/35	820	767,577
Series AA, 6.50%, 10/01/38	1,260	1,371,220
New Jersey State Housing & Mortgage Finance
Agency, Refunding RB, S/F Housing, Series T, AMT,
4.70%, 10/01/37	500	457,145
Newark Housing Authority, RB, South Ward Police
Facility (AGC):
5.75%, 12/01/30	400	427,876
6.75%, 12/01/38	250	280,550
		10,405,843
State — 33.3%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (b)	6,840	3,715,078
Election of 2005, Series A, 5.80%, 11/01/22	2,605	3,018,778
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC),
4.95%, 7/01/21 (b)	2,325	1,396,186
Cigarette Tax, 5.63%, 6/15/19	1,060	1,058,018
Cigarette Tax (Radian) 5.75%, 6/15/29	785	770,564
Cigarette Tax (Radian) 5.50%, 6/15/31	225	209,484
Motor Vehicle Surcharge, Series A (NPFGC),
5.00%, 7/01/29	3,900	3,847,389
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	8,500	8,623,420
Motor Vehicle Surcharge, Series A (NPFGC),
5.00%, 7/01/34	1,765	1,669,761
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	1,200	1,343,052
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	1,000	1,005,600

See Notes to Financial Statements.

26 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, Refunding RB, School Facilities
Construction, Series K (NPFGC), 5.25%, 12/15/17	$ 750	$ 827,408
New Jersey Sports & Exposition Authority,
Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,729,050
5.50%, 3/01/22	1,000	1,122,010
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM),
4.84%, 12/15/32 (b)	4,750	1,274,520
CAB, Transportation System, Series C (AMBAC),
5.05%, 12/15/35 (b)	2,760	557,161
Transportation System, Series A (AGC),
5.63%, 12/15/28	780	868,959
Transportation System, Series D (AGM),
5.00%, 6/15/19	3,240	3,460,514
New Jersey Transportation Trust Fund Authority,
Transportation System, Refunding RB:
Series A (AGM), 5.25%, 12/15/20	4,250	4,735,307
Series B (NPFGC), 5.50%, 12/15/21	1,000	1,147,820
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/27	500	519,480
		42,899,559
Tobacco — 1.6%
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/41 (c)	1,715	2,043,302
Transportation — 6.7%
New Jersey State Turnpike Authority, RB, Growth
& Income Securities, Series B (AMBAC),
6.27%, 1/01/35 (b)	3,005	2,360,037
New Jersey State Turnpike Authority, Refunding RB,
Series A (AGM), 5.25%, 1/01/29	2,000	2,252,580
New Jersey Transportation Trust Fund Authority,
RB, Transportation System, Series A (AMBAC),
5.00%, 12/15/32	730	742,315
Port Authority of New York & New Jersey, RB,
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,162,180
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	2,000	2,112,740
		8,629,852
Utilities — 15.1%
Essex County Utilities Authority, Refunding RB (AGC),
4.13%, 4/01/22	1,000	1,015,470
Jersey City Municipal Utilities Authority, Refunding RB
(AMBAC), 6.25%, 1/01/14	3,750	4,129,350
New Jersey EDA, RB, AMT:
New Jersey American Water Co., Inc. Project,
Series A (FGIC), 6.88%, 11/01/34	5,070	5,072,231
Series A, American Water (AMBAC),
5.25%, 11/01/32	1,000	936,890
New Jersey EDA, Refunding RB, United Water of
New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,033,770
North Hudson Sewerage Authority, Refunding RB,
Series A (NPFGC), 5.13%, 8/01/20	1,710	1,757,846
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC)(b):
4.74%, 9/01/26	4,100	1,612,571
4.40%, 9/01/33	2,350	568,465

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Utilities (concluded)
Union County Utilities Authority, Refunding RB, Senior
Lease, Ogden Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	$ 1,590	$ 1,593,196
5.38%, 6/01/18	1,670	1,671,837
		19,391,626
Total Municipal Bonds in New Jersey		161,105,171
New York — 3.4%
Transportation — 3.4%
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 155th Series, AMT (AGM),
4.25%, 12/01/32	5,000	4,417,850
Pennsylvania — 3.9%
Transportation — 3.9%
Delaware River Port Authority Pennsylvania
& New Jersey, RB (AGM), 6.00%, 1/01/18	5,000	5,022,100
Puerto Rico — 10.9%
Education — 2.2%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, University Plaza Project, Series A (NPFGC),
5.00%, 7/01/33	3,000	2,781,330
Health — 3.3%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority, RB, Hospital De La Concepcion, Series A,
6.13%, 11/15/30	4,220	4,307,649
Housing — 0.8%
Puerto Rico Housing Finance Authority, Refunding RB,
Subordinate, Capital Fund Modernization,
5.13%, 12/01/27	1,000	1,000,990
State — 1.5%
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (b):
(AMBAC), 4.36%, 7/01/37	2,250	316,823
(FGIC), 4.49%, 7/01/30	2,750	682,468
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	850	877,718
		1,877,009
Transportation — 1.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	1,185	1,278,615
Utilities — 2.1%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior
Lien, Series A (AGC), 5.13%, 7/01/47	1,750	1,706,687
Puerto Rico Electric Power Authority, RB, Series RR
(CIFG), 5.00%, 7/01/28	1,000	984,580
		2,691,267
Total Municipal Bonds in Puerto Rico		13,936,860
Total Municipal Bonds — 143.5%		184,481,981

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (d)	(000)	Value
New Jersey — 6.3%
Housing — 1.7%
New Jersey State Housing & Mortgage Finance
Agency, RB, Capital Fund Program, Series A (FSA),
5.00%, 5/01/27	$ 1,980	$ 2,129,926
State — 3.2%
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM), 5.75%, 11/01/28	3,300	4,152,225
Transportation — 1.4%
Port Authority of New York & New Jersey, RB,
Consolidated One Hundred Fifty Second, AMT,
5.25%, 11/01/35	1,829	1,851,219
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 6.3%		8,133,370
Total Long-Term Investments
(Cost — $190,348,356) — 149.8%		192,615,351
Short-Term Securities	Shares
CMA New Jersey Municipal Money Fund,
0.04% (e)(f)	4,148,151	4,148,151
Total Short-Term Securities
(Cost — $4,148,151) — 3.2%		4,148,151
Total Investments (Cost — $194,496,507*) — 153.0%		196,763,502
Other Assets Less Liabilities — 0.8%		985,171
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (3.7)%		(4,687,171)
Preferred Shares, at Redemption Value — (50.1)%		(64,479,909)
Net Assets Applicable to Common Shares — 100.0%		$128,581,593

* •The cost and unrealized appreciation (depreciation) of investments as of January 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$189,759,130
Gross unrealized appreciation	$ 6,966,257
Gross unrealized depreciation	(4,646,254)
Net unrealized appreciation	$ 2,320,003

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(e) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA New Jersey Municipal Money Fund	$2,822,804	$377
(f) Represents the current yield as of report date.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 4,148,151
Level 2 — Long-Term Investments[1]	192,615,351
Level 3	—
Total	$ 196,763,502
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

28 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 121.2%
Corporate — 5.2%
Delaware County IDA Pennsylvania, Refunding RB,
Water Facilities, Aqua Pennsylvania Inc. Project,
Series B, AMT (NPFGC), 5.00%, 11/01/36	$ 2,520	$ 2,344,331
Northumberland County IDA, Refunding RB,
Aqua Pennsylvania Inc. Project, AMT (NPFGC),
5.05%, 10/01/39	6,000	5,476,320
Pennsylvania Economic Development Financing
Authority, RB, Waste Management Inc. Project,
Series A, AMT, 5.10%, 10/01/27	1,200	1,159,236
		8,979,887
County/City/Special District/School District — 44.3%
Chambersburg Area School District, GO (NPFGC):
5.25%, 3/01/26	2,115	2,199,938
5.25%, 3/01/27	2,500	2,590,400
City of Philadelphia Pennsylvania, GO, Refunding,
Series A (AGM), 5.25%, 12/15/32	7,000	7,133,840
Connellsville Area School District, GO, Series B (AGM),
5.00%, 11/15/37	1,000	1,008,170
Delaware Valley Regional Financial Authority, RB,
Series A (AMBAC), 5.50%, 8/01/28	2,230	2,346,986
East Stroudsburg Area School District, GO, Series A
(NPFGC), 7.75%, 9/01/27	2,000	2,433,960
Erie County Conventional Center Authority, RB (NPFGC),
5.00%, 1/15/36	8,850	8,911,596
Marple Newtown School District, GO (AGM),
5.00%, 6/01/31	3,500	3,637,445
North Allegheny School District, GO, Series C (AGM),
5.25%, 5/01/27	2,175	2,272,483
Northeastern School District York County, GO, Series B
(NPFGC), 5.00%, 4/01/32	1,585	1,627,161
Philadelphia Authority for Industrial Development, RB
Series B (AGM), 5.50%, 10/01/11 (a)	1,000	1,090,060
Philadelphia Redevelopment Authority, RB (NPFGC):
Neighborhood Transformation, Series A,
5.50%, 4/15/22	1,750	1,805,913
Quality Redevelopment Neighborhood, Series B,
AMT, 5.00%, 4/15/27	4,645	4,393,241
Philadelphia School District, GO:
Series B (FGIC), 5.63%, 8/01/12 (a)	10,000	11,181,300
Series E, 6.00%, 9/01/38	4,800	5,114,352
Reading School District, GO (AGM), 5.00%, 1/15/29	6,000	6,193,200
Scranton School District Pennsylvania, GO, Series A
(AGM), 5.00%, 7/15/38	3,500	3,541,160
Shaler Area School District Pennsylvania, GO, CAB
(Syncora) 4.80%, 9/01/30 (b)	6,145	2,080,513
Township of North Londonderry, Pennsylvania, GO
(AGM), 4.75%, 9/01/40 (c)	5,360	5,342,794
York City School District, GO, Series A (Syncora),
5.25%, 6/01/22	1,040	1,100,154
		76,004,666
Education — 7.5%
Gettysburg Municipal Authority, Refunding RB (NPFGC),
5.00%, 8/15/23	4,000	4,010,560
Pennsylvania Higher Educational Facilities Authority, RB,
Series AE (NPFGC), 4.75%, 6/15/32	8,845	8,858,975
		12,869,535
Health — 13.2%
Allegheny County Hospital Development Authority,
RB, Health Center, UPMC Health, Series B (NPFGC),
6.00%, 7/01/26	2,000	2,270,460
County of Lehigh Pennsylvania, RB, Lehigh Valley Health
Network, Series A (AGM), 5.00%, 7/01/33	7,995	7,886,108

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)
Health (concluded)
Cumberland County Municipal Authority, RB, Diakon
Lutheran, 6.38%, 1/01/39	$ 500	$ 488,045
Lycoming County Authority, Refunding RB, Susquehanna
Health System Project, Series A, 5.75%, 7/01/39	1,160	1,127,891
Monroe County Hospital Authority Pennsylvania,
Refunding RB, Hospital, Pocono Medical Center,
5.13%, 1/01/37	1,265	1,173,629
Montgomery County Higher Education & Health
Authority, Refunding RB, Abington Memorial Hospital,
Series A, 5.13%, 6/01/33	1,760	1,732,791
Montgomery County IDA Pennsylvania, RB, Acts
Retirement Life Community:
Series A, 4.50%, 11/15/36	400	316,464
Series A-1, 6.25%, 11/15/29	235	248,005
Pennsylvania Higher Educational Facilities Authority, RB,
UPMC Health System, Series A, 6.00%, 1/15/22	3,000	3,092,880
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB, Presbyterian Medical Center,
6.65%, 12/01/19 (d)	3,000	3,709,560
Sayre Health Care Facilities Authority, Refunding RB,
Guthrie Health, Series A, 5.88%, 12/01/31	590	598,472
		22,644,305
Housing — 6.8%
Pennsylvania HFA, RB, S/F, Series 72A, AMT (NPFGC),
5.25%, 4/01/21	5,000	5,019,450
Pennsylvania HFA, Refunding RB, AMT:
Series 96-A, 4.70%, 10/01/37	2,985	2,701,097
Series 99A, 5.15%, 4/01/38	800	795,232
Philadelphia New Public Housing Authority, RB, Series A
(AGM), 5.50%, 12/01/18	3,000	3,163,320
		11,679,099
State — 11.3%
Pennsylvania Turnpike Commission, RB, Series C
of 2003 Pennsylvania Turnpike (NPFGC),
5.00%, 12/01/32	13,600	13,921,096
State Public School Building Authority, RB, CAB, Corry
Area School District (AGM)(b):
4.85%, 12/15/22	1,980	1,127,748
4.87%, 12/15/23	1,980	1,063,082
4.89%, 12/15/24	1,980	1,000,217
4.92%, 12/15/25	1,980	943,846
State Public School Building Authority, Refunding RB,
Harrisburg School District Project, Series A (AGC),
5.00%, 11/15/33	1,200	1,228,596
		19,284,585
Transportation — 15.8%
City of Philadelphia Pennsylvania, RB, Series A, AMT
(AGM), 5.00%, 6/15/37	7,500	7,145,175
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	7,800	7,998,900
Series A (AMBAC), 5.25%, 12/01/32	350	352,051
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,548,755
Philadelphia Authority for Industrial Development,
Refunding RB, Philadelphia Airport System Project,
Series A, AMT (NPFGC):
5.50%, 7/01/17	4,000	4,163,560
5.50%, 7/01/18	3,655	3,799,592
		27,008,033

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (continued)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Utilities — 17.1%
Allegheny County Sanitation Authority, Refunding RB,
Series A (NPFGC), 5.00%, 12/01/30	$ 5,000	$ 5,024,800
City of Philadelphia Pennsylvania, RB:
1998 General Ordinance, 4th Series (AGM),
5.00%, 8/01/32	4,500	4,515,750
Series A, 5.25%, 1/01/36	700	712,446
Delaware County IDA Pennsylvania, RB, Pennsylvania
Suburban Water Co. Project, Series A, AMT (AMBAC),
5.15%, 9/01/32	5,500	5,356,505
Montgomery County IDA Pennsylvania, RB, Aqua
Pennsylvania Inc. Project, Series A, AMT
5.25%, 7/01/42	1,800	1,698,498
Northampton Boro Municipal Authority, RB (NPFGC),
5.00%, 5/15/34	935	945,004
Pennsylvania Economic Development Financing
Authority, RB, Philadelphia Biosolids Facility,
6.25%, 1/01/32	900	921,312
Pennsylvania IDA, Refunding RB, Economic
Development (AMBAC), 5.50%, 7/01/20	7,000	7,371,560
Reading Area Water Authority Pennsylvania, RB (AGM),
5.00%, 12/01/27	2,680	2,803,709
		29,349,584
Total Municipal Bonds in Pennsylvania		207,819,694
Guam — 1.4%
Transportation — 1.4%
Guam International Airport Authority, Refunding RB,
General, Series C, AMT (NPFGC), 5.00%, 10/01/23	2,500	2,437,000
Puerto Rico — 0.8%
State — 0.8%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,270	1,307,199
Virgin Islands — 0.0%
State — 0.0%
Virgin Islands Public Finance Authority, RB, Senior Lien,
Capital Projects, Series A-1, 5.00%, 10/01/39	100	88,856
Total Municipal Bonds — 123.4%		211,652,749
Municipal Bonds Transferred to
Tender Option Bond Trusts (e)
Pennsylvania — 33.6%
County/City/Special District/School District — 4.4%
East Stroudsburg Area School District, GO (FSA),
5.00%, 9/01/25	7,000	7,450,730
Education — 1.4%
University of Pittsburgh Pennsylvania, RB, Capital
Project, Series B, 5.00%, 9/15/28	2,202	2,375,641
Health — 3.3%
Geisinger Authority, RB, Series A:
5.13%, 6/01/34	$ 2,500	$ 2,554,750
5.25%, 6/01/39	3,000	3,077,730
		5,632,480

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (e)	(000)	Value
Pennsylvania (concluded)
State — 24.5%
Commonwealth of Pennsylvania, GO, First Series,
5.00%, 3/15/28	5,203	5,651,835
State Public School Building Authority, RB (FSA):
Lease Philadelphia School District Project,
5.25%, 6/01/13 (a)	15,000	17,119,950
School District Philadelphia Project, Series B,
5.00%, 6/01/26	19,025	19,276,572
		42,048,357
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 33.6%		57,507,208
Total Long-Term Investments
(Cost — $265,051,425) — 157.0%		269,159,957
Short-Term Securities	Shares
CMA Pennsylvania Municipal Money Fund,
0.00% (f)(g)	225,480	225,480
Total Short-Term Securities
(Cost — $225,480) — 0.1%		225,480
Total Investments (Cost — $265,276,905*) — 157.1%		269,385,437
Liabilities in Excess of Other Assets — (1.9)%		(3,333,523)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable — (16.5)%		(28,217,129)
Preferred Shares, at Redemption Value — (38.7)%		(66,353,969)
Net Assets Applicable to Common Shares — 100.0%		$171,480,816

* The cost and unrealized appreciation (depreciation) of investments as of January 31,
2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$238,240,607
Gross unrealized appreciation	$ 7,640,811
Gross unrealized depreciation	(4,691,038)
Net unrealized appreciation	$ 2,949,773

(a) US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)
RBC Capital	$5,342,794	—

(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as col-
lateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA Pennsylvania Municipal Money Fund	$(1,329,751)	$133
(g) Represents the current yield as of report date.

See Notes to Financial Statements.

30 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Schedule of Investments (concluded)

BlackRock MuniYield Pennsylvania Insured Fund (MPA)

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indi-
cation of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of January 31, 2010 in deter-
mining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1 — Short-Term Securities	$ 225,480
Level 2 — Long-Term Investments[1]	269,159,957
Level 3	—
Total	$ 269,385,437
[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Assets and Liabilities
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	MuniHoldings	MuniHoldings	MuniYield	MuniYield	MuniYield	MuniYield
	California	New Jersey	Insured	Michigan	New Jersey	Pennsylvania
	Insured	Insured	Investment	Insured	Insured	Insured
	Fund, Inc.	Fund, Inc.	Fund	Fund, Inc.	Fund, Inc.	Fund
January 31, 2010 (Unaudited)	(MUC)	(MUJ)	(MFT)	(MIY)	(MJI)	(MPA)
Assets
Investments at value — unaffiliated[1]	$ 916,493,196	$ 494,194,416	$ 185,949,710	$ 414,960,353	$ 192,615,351	$ 269,159,957
Investments at value — affiliated[2]	7,863,872	5,286,259	2,906,241	9,295,968	4,148,151	225,480
Interest receivable	13,593,763	4,944,682	2,369,213	4,912,298	1,694,115	2,873,447
Investments sold receivable	190,000	1,180,000	272,050	—	—	—
Prepaid expenses	61,416	44,173	18,213	37,357	19,705	26,360
Other assets	77,528	—	—	—	—	—
Total assets	938,279,775	505,649,530	191,515,427	429,205,976	198,477,322	272,285,244
Accrued Liabilities
Bank overdraft	—	—	—	—	4,587	—
Income dividends payable — Common Shares	2,575,091	1,465,934	557,820	1,365,473	611,746	751,977
Investment advisory fees payable	386,519	222,614	79,704	178,478	83,254	113,005
Investments purchased payable	251,558	1,553,071	3,046,561	1,019,652	—	5,342,794
Interest expense and fees payable	95,647	9,916	16,051	8,425	2,802	22,072
Officer's and Directors' fees payable	79,722	652	1,467	396	194	2,196
Other affiliates payable	5,424	3,288	1,112	2,656	1,296	1,728
Other accrued expenses payable	143,327	65,096	27,368	43,671	27,572	21,630
Total accrued liabilities	3,537,288	3,320,571	3,730,083	2,618,751	731,451	6,255,402
Other Liabilities
Trust certificates[3]	105,199,537	13,262,930	17,116,391	16,190,000	4,684,369	28,195,057
Total Liabilities	108,736,825	16,583,501	20,846,474	18,808,751	5,415,820	34,450,459
Preferred Shares at Redemption Value
$25,000 per share liquidation preference, plus
unpaid dividends[4,5]	254,011,754	172,707,795	56,529,045	144,661,268	64,479,909	66,353,969
Net Assets Applicable to Common Shareholders	$ 575,531,196	$ 316,358,234	$ 114,139,908	$ 265,735,957	$ 128,581,593	$ 171,480,816
Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7]	$ 585,680,722	$ 298,669,716	$ 117,826,735	$ 263,576,016	$ 124,136,774	$ 170,023,959
Undistributed net investment income	8,562,522	5,113,974	1,685,853	4,361,637	2,819,150	2,495,476
Accumulated net realized loss	(14,825,155)	(1,011,363)	(9,537,335)	(8,882,680)	(641,326)	(5,147,151)
Net unrealized appreciation/depreciation	(3,886,893)	13,585,907	4,164,655	6,680,984	2,266,995	4,108,532
Net Assets Applicable to Common Shareholders	$ 575,531,196	$ 316,358,234	$ 114,139,908	$ 265,735,957	$ 128,581,593	$ 171,480,816
Net asset value per Common Share	$ 14.08	$ 14.89	$ 13.50	$ 14.60	$ 14.61	$ 14.94
[1] Investments at cost — unaffiliated	$ 920,380,089	$ 480,608,509	$ 181,785,055	$ 408,279,369	$ 190,348,356	$ 265,051,425
[2] Investments at cost — affiliated	$ 7,863,872	$ 5,286,259	$ 2,906,241	$ 9,295,968	$ 4,148,151	$ 225,480
[3] Represents short-term floating rate certificates
issued by tender option bond trusts.
[4] Preferred Shares outstanding:
Par value $0.05 per share	—	—	2,261	4,909	1,965	2,654
Par value $0.10 per share	10,160	6,908	—	877	614	—
[5] Preferred Shares authorized	15,600	8,120	1 million	6,600	2,940	1 million
[6] Common Shares outstanding, $0.10 par value	40,874,458	21,245,413	8,451,814	18,206,301	8,802,099	11,480,567
[7] Common Shares authorized	200 million	200 million	unlimited	200 million	200 million	unlimited

See Notes to Financial Statements.

32 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Operations
	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock	BlackRock
	MuniHoldings	MuniHoldings	MuniYield	MuniYield	MuniYield	MuniYield
	California	New Jersey	Insured	Michigan	New Jersey	Pennsylvania
	Insured	Insured	Investment	Insured	Insured	Insured
	Fund, Inc.	Fund, Inc.	Fund	Fund, Inc.	Fund, Inc.	Fund
Six Months Ended January 31, 2010 (Unaudited)	(MUC)	(MUJ)	(MFT)	(MIY)	(MJI)	(MPA)
Investment Income
Interest	$ 22,160,151	$ 11,858,625	$ 4,586,726	$ 10,272,086	$ 4,793,333	$ 6,133,520
Income — affiliated	5,894	699	7,746	958	377	133
Total income	22,166,045	11,859,324	4,594,472	10,273,044	4,793,710	6,133,653
Expenses
Investment advisory	2,561,874	1,378,337	465,088	1,060,992	494,281	660,601
Commissions for Preferred Shares	206,643	131,753	43,135	107,297	48,445	48,897
Accounting services	152,196	62,660	27,126	56,127	24,615	30,704
Professional	41,679	28,139	26,946	28,153	22,852	22,995
Officer and Directors	41,088	18,943	7,257	16,565	7,686	10,735
Printing	39,158	20,477	6,968	16,399	9,855	9,621
Transfer agent	38,842	30,998	19,304	30,071	18,599	22,999
Custodian	21,012	12,849	5,890	10,823	5,735	8,152
Registration	7,528	4,649	4,624	4,573	4,539	4,568
Miscellaneous	68,101	53,462	27,211	39,574	29,182	32,065
Total expenses excluding interest expense and fees	3,178,121	1,742,267	633,549	1,370,574	665,789	851,337
Interest expense and fees[1]	345,442	45,411	58,079	53,023	7,192	112,172
Total expenses	3,523,563	1,787,678	691,628	1,423,597	672,981	963,509
Less fees waived by advisor	(309,530)	(68,465)	(3,877)	(8,885)	(3,460)	(1,180)
Total expenses after fees waived	3,214,033	1,719,213	687,751	1,414,712	669,521	962,329
Net investment income	18,952,012	10,140,111	3,906,721	8,858,332	4,124,189	5,171,324
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(371,041)	272,859	293,773	1,419,410	641,538	190,609
Financial futures contracts	122,664	224,417	7,965	188,172	92,553	102,006
	(248,377)	497,276	301,738	1,607,582	734,091	292,615
Net change in unrealized
appreciation/depreciation on investments	32,682,530	9,272,564	5,016,458	9,970,935	4,701,810	6,802,515
Total realized and unrealized gain	32,434,153	9,769,840	5,318,196	11,578,517	5,435,901	7,095,130
Dividends and Distributions to Preferred Shareholders From
Net investment income	(548,785)	(356,008)	(172,150)	(429,545)	(163,379)	(192,000)
Net realized gain	—	(30,004)	—	—	(96,051)	—
Total dividends and distributions to
Preferred Shareholders	(548,785)	(386,012)	(172,150)	(429,545)	(259,430)	(192,000)
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations	$ 50,837,380	$ 19,523,939	$ 9,052,767	$ 20,007,304	$ 9,300,660	$ 12,074,454
[1] Related to tender option bond trusts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
	Six Months
	Ended	Period
	January 31,	July 1, 2009	Year Ended
	2010	to July 31,	June 30,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009	2009
Operations
Net investment income	$ 18,952,012	$ 3,111,119	$ 36,958,531
Net realized gain (loss)	(248,377)	333,937	(7,708,517)
Net change in unrealized appreciation/depreciation	32,682,530	6,127,212	(29,358,960)
Dividends to Preferred Shareholders from net investment income	(548,785)	(108,541)	(5,987,846)
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	50,837,380	9,463,727	(6,096,792)
Dividends to Common Shareholders From
Net investment income	(15,450,545)	(2,575,091)	(26,404,900)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	35,386,835	6,888,636	(32,501,692)
Beginning of period	540,144,361	533,255,725	565,757,417
End of period	$575,531,196	$540,144,361	$533,255,725
Undistributed net investment income	$ 8,562,522	$ 5,609,840	$ 5,182,353
	BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
		Six Months
		Ended
		January 31,	Year Ended
		2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:		(Unaudited)	2009
Operations
Net investment income		$ 10,140,111	$ 20,763,269
Net realized gain		497,276	1,281,894
Net change in unrealized appreciation/depreciation		9,272,564	(3,750,895)
Dividends and distributions to Preferred Shareholders from:
Net investment income		(356,008)	(3,341,606)
Net realized gain		(30,004)	—
Net increase in net assets applicable to Common Shareholders resulting from operations		19,523,939	14,952,662
Dividends and Distributions to Common Shareholders From
Net investment income		(8,721,243)	(14,043,218)
Net realized gain		(300,750)	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders		(9,021,993)	(14,043,218)
Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders		10,501,946	909,444
Beginning of period		305,856,288	304,946,844
End of period		$316,358,234	$305,856,288
Undistributed net investment income		$ 5,113,974	$ 4,051,114

See Notes to Financial Statements.

34 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock MuniYield Insured Investment Fund (MFT)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 3,906,721	$ 7,920,874
Net realized gain	301,738	(6,860,292)
Net change in unrealized appreciation/depreciation	5,016,458	919,422
Dividends to Preferred Shareholders from net investment income	(172,150)	(1,287,734)
Net increase in net assets applicable to Common Shareholders resulting from operations	9,052,767	692,270
Dividends to Common Shareholders From
Net investment income	(3,346,918)	(5,707,468)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	5,705,849	(5,015,198)
Beginning of period	108,434,059	113,449,257
End of period	$114,139,908	$108,434,059
Undistributed net investment income	$ 1,685,853	$ 1,298,200
	BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 8,858,332	$ 18,189,609
Net realized gain (loss)	1,607,582	(964,623)
Net change in unrealized appreciation/depreciation	9,970,935	(6,206,801)
Dividends to Preferred Shareholders from net investment income	(429,545)	(2,941,361)
Net increase in net assets applicable to Common Shareholders resulting from operations	20,007,304	8,076,824
Dividends to Common Shareholders From
Net investment income	(7,901,535)	(12,252,841)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	12,105,769	(4,176,017)
Beginning of period	253,630,188	257,806,205
End of period	$265,735,957	$253,630,188
Undistributed net investment income	$ 4,361,637	$ 3,834,385

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 4,124,189	$ 8,438,803
Net realized gain	734,091	369,858
Net change in unrealized appreciation/depreciation	4,701,810	(2,778,653)
Dividends and distributions to Preferred Shareholders from:
Net investment income	(163,379)	(1,331,483)
Net realized gain	(96,051)	(95,182)
Net increase in net assets applicable to Common Shareholders resulting from operations	9,300,660	4,603,343
Dividends and Distributions to Common Shareholders From
Net investment income	(3,622,064)	(5,879,803)
Net realized gain	(903,447)	(150,243)
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(4,525,511)	(6,030,046)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	4,775,149	(1,426,703)
Beginning of period	123,806,444	125,233,147
End of period	$128,581,593	$123,806,444
Undistributed net investment income	$ 2,819,150	$ 2,480,404
	BlackRock MuniYield Pennsylvania Insured Fund (MPA)
	Six Months
	Ended
	January 31,	Year Ended
	2010	July 31,
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	(Unaudited)	2009
Operations
Net investment income	$ 5,171,324	$ 10,633,795
Net realized gain (loss)	292,615	(4,324,778)
Net change in unrealized appreciation/depreciation	6,802,515	2,634,266
Dividends to Preferred Shareholders from net investment income	(192,000)	(1,555,575)
Net increase in net assets applicable to Common Shareholders resulting from operations	12,074,454	7,387,708
Dividends to Common Shareholders From
Net investment income	(4,511,863)	(7,588,655)
Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	7,562,591	(200,947)
Beginning of period	163,918,225	164,119,172
End of period	$171,480,816	$163,918,225
Undistributed net investment income	$ 2,495,476	$ 2,028,015

See Notes to Financial Statements.

36 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Statements of Cash Flows
	Muniholdings	MuniYield
	California	Pennsylvania
	Insured Fund,	Insured Fund
January 31, 2010 (Unaudited)	Inc. (MUC)	(MPA)
Cash Provided by Operating Activities
Net increase in net assets resulting from operations, excluding dividends to Preferred Shareholders	$ 51,386,165	$ 12,266,454
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(957,616)	(18,122)
Decrease in other assets	(22,085)	—
Decrease in income receivable — affiliated	243	—
Increase (decrease) in investment advisory fees payable	13,350	(319)
Decrease in interest expense and fees payable	(30,151)	(26,106)
Decrease in other affiliates payable	(122)	(24)
Decrease in other accrued expenses payable	(1,298)	(15,752)
Increase in Officer's and Directors' fees payable	22,381	1,833
Net realized and unrealized gain	(32,311,489)	(7,326,983)
Amortization of premium and discount on investments	572,593	270,540
Proceeds from sales of long-term investments	124,265,909	9,868,443
Purchases of long-term investments	(139,587,191)	(13,186,650)
Net proceeds from sales of short-term securities	12,636,942	1,329,751
Cash provided by operating activities	15,987,631	3,163,065
Cash Used for Financing Activities
Cash receipts from trust certificates	—	1,466,689
Cash payments from trust certificates	(3,367)	—
Cash dividends paid to Common Shareholders	(15,450,545)	(4,511,863)
Cash dividends paid to Preferred Shareholders	(556,215)	(193,941)
Cash used for financing activities	(16,010,127)	(3,239,115)
Cash
Net decrease in cash	(22,496)	(76,050)
Cash at beginning of period	22,496	76,050
Cash at end of period	—	—
Cash Flow Information
Cash paid during the period for interest	$ 375,593	$ 138,278

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowing outstanding in relation to average total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights			BlackRock MuniHoldings California Insured Fund, Inc. (MUC)
	Six Months
	Ended	Period
	January 31,	July 1, 2009
	2010	to July 31,		Year Ended June 30,
	(Unaudited)	2009	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 13.21	$ 13.05	$ 13.84	$ 14.48	$ 14.44	$ 15.40	$ 14.73
Net investment income[1]	0.46	0.08	0.90	0.96	1.01	1.05	1.07
Net realized and unrealized gain (loss)	0.80	0.14	(0.89)	(0.60)	0.07	(0.85)	0.69
Dividends to Preferred Shareholders from
net investment income	(0.01)	(0.00)[2]	(0.15)	(0.32)	(0.31)	(0.25)	(0.14)
Net increase (decrease) from investment operations	1.25	0.22	(0.14)	0.04	0.77	(0.05)	1.62
Dividends to Common Shareholders from
net investment income	(0.38)	(0.06)	(0.65)	(0.68)	(0.73)	(0.91)	(0.95)
Net asset value, end of period	$ 14.08	$ 13.21	$ 13.05	$ 13.84	$ 14.48	$ 14.44	$ 15.40
Market price, end of period	$ 12.55	$ 12.18	$ 11.07	$ 12.24	$ 13.92	$ 13.94	$ 14.97
Total Investment Return[3]
Based on net asset value	9.76%[4]	1.75%[4]	0.21%	0.64%	5.46%	(0.29)%	11.56%
Based on market price	6.10%[4]	10.59%[4]	(3.88)%	(7.41)%	5.02%	(0.98)%	19.56%
Ratios to Average Net Assets Applicable to Common Shares
Total expenses[5]	1.23%[6]	1.34%[6,7]	1.59%	1.58%	1.66%	1.41%	1.22%
Total expenses after fees waived[5]	1.12%[6]	1.19%[6,7]	1.40%	1.50%	1.60%	1.35%	1.16%
Total expenses after fees waived and
excluding interest expense and fees[5,8]	1.00%[6]	1.06%[6,7]	1.02%	1.14%	1.12%	1.10%	1.11%
Net investment income[5]	6.61%[6]	6.59%[6,7]	7.08%	6.72%	6.81%	7.01%	6.99%
Dividends to Preferred Shareholders	0.19%[6]	0.23%[6]	1.15%	2.22%	2.11%	1.68%	0.93%
Net investment income to Common Shareholders	6.42%[6]	6.36%[6,7]	5.93%	4.50%	4.70%	5.33%	6.06%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 575,531	$ 540,144	$ 533,256	$ 565,757	$ 592,053	$ 589,404	$ 626,109
Preferred Shares outstanding at $25,000 liquidation
preference, end of period (000)	$ 254,000	$ 254,000	$ 287,375	$ 287,375	$ 390,000	$ 390,000	$ 390,000
Portfolio turnover	14%	1%	19%	43%	35%	34%	47%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 81,648	$ 78,166	$ 71,392	$ 74,225[9]	$62,965[9]	$ 62,795[9]	$ 65,140[9]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived, total expenses after fees waived and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been
1.43%, 1.28%, 1.15%, 6.50% and 6.27%, respectively.
8 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
9 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

38 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights		BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)
	Six Months
	Ended
	January 31,
	2010			Year Ended July 31,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 14.40	$ 14.35	$ 14.86	$ 14.91	$ 15.62	$ 15.03
Net investment income[1]	0.48	0.98	0.93	1.03	1.03	1.04
Net realized and unrealized gain (loss)	0.45	(0.11)	(0.47)	(0.03)	(0.61)	0.66
Dividends to Preferred Shareholders from:
Net investment income	(0.02)	(0.16)	(0.31)	(0.31)	(0.26)	(0.16)
Net realized gain	(0.00)[2]	—	—	—	—	—
Net increase from investment operations.	0.91	0.71	0.15	0.69	0.16	1.54
Dividends to Common Shareholders from:
Net investment income	(0.41)	(0.66)	(0.66)	(0.74)	(0.87)	(0.95)
Net realized gain	(0.01)	—	—	—	—	—
Total dividends and distributions to Common Shareholders	(0.42)	(0.66)	(0.66)	(0.74)	(0.87)	(0.95)
Net asset value, end of period	$ 14.89	$ 14.40	$ 14.35	$ 14.86	$ 14.91	$ 15.62
Market price, end of period	$ 14.09	$ 13.38	$ 12.93	$ 14.40	$ 14.98	$ 15.89
Total Investment Return[3]
Based on net asset value	6.55%[4]	6.13%	1.35%	4.71%	1.09%	10.63%
Based on market price	8.51%[4]	9.45%	(5.76)%	0.99%	(0.16)%	19.37%
Ratios to Average Net Assets Applicable to Common Shares
Total expenses[5]	1.13%[6]	1.30%	1.30%	1.45%	1.45%	1.31%
Total expenses after fees waived[5]	1.09%[6]	1.21%	1.23%	1.40%	1.39%	1.25%
Total expenses after fees waived and excluding interest expense and fees[5,7]	1.06%[6]	1.10%	1.15%	1.17%	1.15%	1.14%
Net investment income[5]	6.42%[6]	7.04%	6.22%	6.77%	6.80%	6.69%
Dividends to Preferred Shareholders	0.22%[6]	1.13%	2.11%	2.03%	1.72%	1.02%
Net investment income to Common Shareholders	6.20%[6]	5.91%	4.11%	4.74%	5.08%	5.67%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$ 316,358	$ 305,856	$ 304,947	$ 315,769	$ 315,649	$ 328,853
Preferred Shares outstanding at $25,000 liquidation preference,
end of period (000)	$ 172,700	$ 172,700	$ 176,700	$ 203,000	$ 203,000	$ 203,000
Portfolio turnover	6%	9%	12%	17%	16%	29%
Asset coverage, end of period per $1,000	$ 2,832[8]	$ 2,771[8]	$ 2,726[8]	$ 2,556[8]	$ 2,555[8]	$ 2,620

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
8 Asset coverage per Preferred Share at $25,000 liquidation preference for the six months ended January 31, 2010 and the years ended 2009, 2008, 2007, 2006 and 2005 were
$70,797, $69,278, $68,152, $63,898 and $63,884, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights				BlackRock MuniYield Insured Investment Fund (MFT)
	Six Months
	Ended		Period
	January 31,	Year Ended November 1, 2007
	2010	July 31,	to July 31,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 12.83	$ 13.42	$ 14.38	$ 14.91	$ 14.72	$ 15.22	$ 15.04
Net investment income[1]	0.46	0.94	0.71	0.95	0.97	0.98	0.98
Net realized and unrealized gain (loss)	0.63	(0.70)	(0.97)	(0.49)	0.24	(0.38)	0.20
Dividends to Preferred Shareholders from
net investment income	(0.02)	(0.15)	(0.22)	(0.31)	(0.27)	(0.17)	(0.07)
Net increase (decrease)
from investment operations	1.07	0.09	(0.48)	0.15	0.94	0.43	1.11
Dividends to Common Shareholders from
net investment income	(0.40)	(0.68)	(0.48)	(0.68)	(0.75)	(0.90)	(0.93)
Capital charges resulting from issuance of
Preferred Shares	—	—	—	—	—	(0.03)	—
Net asset value, end of period	$ 13.50	$ 12.83	$ 13.42	$ 14.38	$ 14.91	$ 14.72	$ 15.22
Market price, end of period	$ 12.93	$ 11.80	$ 11.75	$ 12.74	$ 14.21	$ 14.18	$ 14.98
Total Investment Return[2]
Based on net asset value	8.52%[3]	1.94%	(2.97)%[3]	1.39%	6.87%	2.72%	7.98%
Based on market price	13.01%[3]	7.08%	(4.11)%[3]	(5.75)%	5.73%	0.54%	12.73%
Ratios to Average Net Assets Applicable to Common Shares
Total expenses[4]	1.22%[5]	1.40%	1.51%[5]	1.54%	1.46%	1.38%	1.28%
Total expenses after fees waived[4]	1.21%[5]	1.37%	1.49%[5]	1.52%	1.45%	1.38%	1.27%
Total expenses after fees waived and excluding
interest expense and fees[4,6]	1.11%[5]	1.19%	1.18%[5]	1.20%	1.17%	1.20%	1.09%
Net investment income[4]	6.87%[5]	7.54%	6.60%[5]	6.53%	6.58%	6.50%	6.54%
Dividends to Preferred Shareholders	0.30%[5]	1.23%	2.07%[5]	2.13%	1.87%	1.13%	0.48%
Net investment income to Common Shareholders	6.57%[5]	6.35%	4.53%[5]	4.40%	4.71%	5.37%	6.06%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 114,140	$ 108,434	$ 113,449	$ 121,574	$ 126,042	$ 124,422	$ 128,455
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 56,525	$ 56,525	$ 62,250	$ 72,000	$ 72,000	$ 72,000	$ 60,000
Portfolio turnover.	22%	43%	21%	26%	34%	52%	28%
Asset coverage per Preferred Shares at $25,000
liquidation preference, end of period	$ 75,484	$ 72,961	$ 70,569[7]	$ 67,220[7]	$ 68,769[7]	$ 68,212[7] $	78,528[7]

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

40 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights				BlackRock MuniYield Michigan Insured Fund, Inc. (MIY)
	Six Months
	Ended		Period
	January 31,	Year Ended November 1, 2007
	2010	July 31,	to July 31,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 13.93	$ 14.16	$ 15.03	$ 15.45	$ 15.32	$ 15.96	$ 15.94
Net investment income[1]	0.49	1.00	0.70	1.06	1.04	1.08	1.06
Net realized and unrealized gain (loss)	0.64	(0.40)	(0.82)	(0.45)	0.22	(0.54)	0.03
Dividends to Preferred Shareholders
from net investment income	(0.03)	(0.16)	(0.23)	(0.32)	(0.29)	(0.18)	(0.07)
Net increase (decrease) from investment operations	1.10	0.44	(0.35)	0.29	0.97	0.36	1.02
Dividends to Common Shareholders
from net investment income	(0.43)	(0.67)	(0.52)	(0.71)	(0.84)	(0.98)	(1.00)
Capital charges with respect to the
issuance of Preferred Shares	—	—	—	—	—	(0.02)	—
Net asset value, end of period	$ 14.60	$ 13.93	$ 14.16	$ 15.03	$ 15.45	$ 15.32	$ 15.96
Market price, end of period	$ 13.09	$ 12.25	$ 12.30	$ 13.40	$ 14.67	$ 15.31	$ 15.37
Total Investment Return[2]
Based on net asset value	8.33%[3]	4.66%	(2.02)%[3]	2.30%	6.64%	2.24%	7.04%
Based on market price	10.44%[3]	5.95%	(4.54)%[3]	(3.95)%	1.32%	6.10%	11.85%
Ratios to Average Net Assets Applicable to Common Shares
Total expenses[4]	1.08%[5]	1.27%	1.42%[5]	1.55%	1.62%	1.42%	1.22%
Total expenses after fees waived[4]	1.07%[5]	1.25%	1.40%[5]	1.55%	1.61%	1.42%	1.19%
Total expenses after fees waived and excluding
interest expense and fees[4,6]	1.03%[5]	1.09%	1.13%[5]	1.12%	1.11%	1.10%	1.00%
Net investment income[4]	6.71%[5]	7.37%	6.19%[5]	6.95%	6.84%	6.84%	6.69%
Dividends to Preferred Shareholders	0.33%[5]	1.19%	2.05%[5]	2.12%	1.87%	1.13%	0.46%
Net investment income to Common Shareholders	6.38%[5]	6.18%	4.14%[5]	4.83%	4.97%	5.71%	6.23%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 265,736	$ 253,630	$ 257,806	$ 273,593	$ 281,350	$ 278,250	$ 289,695
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 144,650	$ 144,650	$ 144,650	$ 165,000	$ 165,000	$ 165,000	$ 140,000
Portfolio turnover	12%	9%	21%	10%	15%	25%	32%
Asset coverage end of period per $1,000	$ 2,837[7]	$ 2,753[7]	$ 2,782[7]	$ 2,658[7] $	2,705[7]	$ 2,686	$ 3,069

1 Based on average shares outstanding.
2 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude effects of sales charges and include the reinvestment of dividends and distributions.
3 Aggregate total investment return.
4 Do not reflect the effect of dividends to Preferred Shareholders.
5 Annualized.
6 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
7 Asset coverage per Preferred Share at $25,000 liquidation preference for the six months ended January 31, 2010 and the periods ended 2009, 2008, 2007 and 2006 were
$70,929, $68,838, $69,563, $66,461 and $67,638, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights			BlackRock MuniYield New Jersey Insured Fund, Inc. (MJI)
	Six Months
	Ended		Period
	January 31,	Year Ended November 1, 2007
	2010	July 31,	to July 31,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 14.07	$ 14.23	$ 15.02	$ 15.42	$ 15.07	$ 15.46	$ 15.25
Net investment income[1]	0.47	0.96	0.69	0.96	0.97	0.96	1.03
Net realized and unrealized gain (loss)	0.61	(0.27)	(0.76)	(0.42)	0.36	(0.27)	0.21
Dividends and distributions to
Preferred Shareholders from:
Net investment income	(0.02)	(0.15)	(0.21)	(0.28)	(0.25)	(0.16)	(0.06)
Net realized gain	(0.01)	(0.01)	(0.01)	(0.00)[2]	—	—	—
Net increase (decrease) from investment operations	1.05	0.53	(0.29)	0.26	1.08	0.53	1.18
Dividends and distributions to
Common Shareholders from:
Net investment income	(0.41)	(0.67)	(0.49)	(0.65)	(0.73)	(0.92)	(0.94)
Net realized gain	(0.10)	(0.02)	(0.01)	(0.01)	—	—	—
Total dividends and distributions to
Common Shareholders	(0.51)	(0.69)	(0.50)	(0.66)	(0.73)	(0.92)	(0.94)
Capital charges with respect to the issuance
of Preferred Shares	—	—	—	—	—	0.00[3]	(0.03)
Net asset value, end of period	$ 14.61	$ 14.07	$ 14.23	$ 15.02	$ 15.42	$ 15.07	$ 15.46
Market price, end of period	$ 13.80	$ 12.82	$ 12.81	$ 13.70	$ 14.96	$ 14.65	$ 15.16
Total Investment Return[4]
Based on net asset value	7.75%[5]	4.94%	(1.67)%[5]	2.00%	7.50%	3.49%	7.99%
Based on market price	11.70%[5]	6.22%	(2.95)%[5]	(4.10)%	7.28%	2.60%	12.23%
Ratios to Average Net Assets Applicable to Common Shares
Total expenses[6]	1.05%[7]	1.22%	1.24%[7]	1.37%	1.59%	1.52%	1.35%
Total expenses after fees waived[6]	1.04%[7]	1.21%	1.24%[7]	1.37%	1.59%	1.52%	1.33%
Total expenses after fees waived and
excluding interest expense and fees[6,8]	1.03%[7]	1.11%	1.18%[7]	1.17%	1.15%	1.16%	1.06%
Net investment income[6]	6.41%[7]	7.10%	6.18%[7]	6.30%	6.46%	6.21%	6.79%
Dividends to Preferred Shareholders	0.25%[7]	1.12%	1.87%[7]	1.81%	1.63%	1.03%	0.42%
Net investment income to Common Shareholders	6.16%[7]	5.98%	4.31%[7]	4.49%	4.83%	5.18%	6.37%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 128,582	$ 123,806	$ 125,233	$ 132,174	$ 135,767	$ 132,622	$ 135,370
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 64,475	$ 64,475	$ 65,700	$ 73,500	$ 73,500	$ 73,500	$ 73,500
Portfolio turnover	5%	8%	13%	23%	11%	29%	16%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 74,859	$ 73,008	$ 72,666[9]	$ 69,965[9] $	71,185[9]	$ 70,110[9]	$ 71,050[9]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Amount is less than $0.01 per share.
4 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude effects of sales charges and include the reinvestment of dividends and distributions.
5 Aggregate total investment return.
6 Do not reflect the effect of dividends to Preferred Shareholders.
7 Annualized.
8 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
9 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

42 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Financial Highlights				BlackRock MuniYield Pennsylvania Insured Fund (MPA)
	Six Months
	Ended		Period
	January 31,	Year Ended November 1, 2007
	2010	July 31,	to July 31,		Year Ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$ 14.28	$ 14.30	$ 15.49	$ 15.89	$ 15.57	$ 16.04	$ 15.56
Net investment income[1]	0.45	0.93	0.71	1.01	1.01	1.05	1.08
Net realized and unrealized gain (loss)	0.62	(0.15)	(1.18)	(0.40)	0.36	(0.35)	0.48
Dividends to Preferred Shareholders from
net investment income	(0.02)	(0.14)	(0.22)	(0.32)	(0.27)	(0.19)	(0.08)
Net increase (decrease) from investment operations	1.05	0.64	(0.69)	0.29	1.10	0.51	1.48
Dividends to Common Shareholders from
net investment income	(0.39)	(0.66)	(0.50)	(0.69)	(0.78)	(0.96)	(1.00)
Capital charges with respect to the
issuance of Preferred Shares	—	—	—	—	(0.00)[2]	(0.02)	—
Net asset value, end of period	$ 14.94	$ 14.28	$ 14.30	$ 15.49	$ 15.89	$ 15.57	$ 16.04
Market price, end of period	$ 13.35	$ 12.87	$ 12.43	$ 13.67	$ 14.60	$ 14.91	$ 15.61
Total Investment Return[3]
Based on net asset value	7.72%[4]	5.88%	(4.18)%[4]	2.19%	7.52%	3.16%	10.15%
Based on market price	6.80%[4]	9.78%	(5.62)%[4]	(1.85)%	3.16%	1.51%	12.63%
Ratios to Average Net Assets Applicable to Common Shares
Total expenses[5]	1.13%[6]	1.27%	1.50%[6]	1.72%	1.70%	1.70%	1.33%
Total expenses after fees waived[5]	1.13%[6]	1.25%	1.48%[6]	1.72%	1.69%	1.69%	1.32%
Total expenses after fees waived and
excluding interest expense and fees[5,7]	1.00%[6]	1.06%	1.13%[6]	1.13%	1.13%	1.13%	1.05%
Net investment income[5]	6.06%[6]	6.82%	6.18%[6]	6.44%	6.49%	6.56%	6.89%
Dividends to Preferred Shareholders	0.23%[6]	1.00%	1.93%[6]	2.02%	1.76%	1.17%	0.51%
Net investment income to Common Shareholders	5.83%[6]	5.82%	4.25%[6]	4.42%	4.73%	5.39%	6.38%
Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$ 171,481	$ 163,918	$ 164,119	$ 177,807	$ 182,402	$ 178,771	$ 183,877
Preferred Shares outstanding at $25,000
liquidation preference, end of period (000)	$ 66,350	$ 66,350	$ 77,400	$ 102,000	$ 102,000	$ 102,000	$ 88,000
Portfolio turnover	3%	18%	24%	35%	25%	42%	41%
Asset coverage per Preferred Share at $25,000
liquidation preference, end of period	$ 89,614	$ 86,765	$ 78,018[8]	$ 68,585[8] $	69,717[8]	$ 68,827[8]	$ 77,241[8]

1 Based on average shares outstanding.
2 Amount is less than $(0.01) per share.
3 Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude effects of sales charges and include the reinvestment of dividends and distributions.
4 Aggregate total investment return.
5 Do not reflect the effect of dividends to Preferred Shareholders.
6 Annualized.
7 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
8 Amounts have been recalculated to conform with current period presentation.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings California Insured Fund, Inc. (“MUC”), BlackRock
MuniHoldings New Jersey Insured Fund, Inc. (“MUJ”), BlackRock MuniYield
Insured Investment Fund (“MFT”), BlackRock MuniYield Michigan Insured
Fund, Inc. (“MIY”), BlackRock MuniYield New Jersey Insured Fund, Inc.
(“MJI”) and BlackRock MuniYield Pennsylvania Insured Fund (“MPA”)
(collectively, the “Funds” or individually, as the “Fund”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, closed-end management investment companies. MUC, MUJ,
MIY and MJI are organized as Maryland corporations. MFT and MPA are organized as Massachusetts business trusts. The Funds’ financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Boards of Directors and the Boards of Trustees of the Funds
are referred to throughout this report as the “Board of Directors” or the
“Board.” The Funds determine and make available for publication the net asset value of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the super-
vision of each Fund’s Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Short-
term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value. When determining the price for such investments, the investment advisor and/or the sub-advisor seeks to determine the price that each
Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Forward Commitments and When-Issued Delayed Delivery Securities:
Each Fund may purchase securities on a when-issued basis and may pur-
chase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed de-
livery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized gain of the commitment, which is shown on the Schedules of
Investments, if any.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Funds
leverage their assets through the use of tender option bond trusts (“TOBs”).
A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has con-
tributed bonds. A TOB typically issues two classes of beneficial interests:
short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of the Fund (1) to cause the holders of a propor-
tional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to the Funds. The TOB may also be termi-
nated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, there-
fore the municipal bonds deposited into a TOB are presented in the Funds’
Schedules of Investments and the proceeds from the issuance of the short-
term floating rate certificates are shown as trust certificates in the
Statements of Assets and Liabilities.

Interest income from the underlying security is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Funds. The floating rate certifi-
cates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2010, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust

44 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)

certificates and the range of interest rates on the liability for trust certifi-
cates were as follows:

	Underlying	Liability
	Municipal Bonds	for Trust	Range of
	Transferred to TOBs	Certificates	Interest Rates
MUC	$189,876,607	$105,199,537	0.19% – 0.34%
MUJ	$ 22,747,839	$ 13,262,930	0.19% – 0.32%
MFT	$ 33,764,848	$ 17,116,391	0.21% – 0.53%
MIY	$ 31,843,382	$ 16,190,000	0.21% – 0.36%
MJI	$ 8,133,370	$ 4,684,369	0.19% – 0.27%
MPA	$ 57,507,208	$ 28,195,057	0.21% – 0.65%

For the six months ended January 31, 2010, the Funds’ average trust cer-
tificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust	Daily Weighted
	Certificates	Average
	Outstanding	Interest Rate
MUC	$105,202,663	0.66%
MUJ	$ 13,262,930	0.69%
MFT	$ 15,977,649	0.73%
MIY	$ 16,190,000	0.66%
MJI	$ 4,684,369	0.31%
MPA	$ 27,518,124	0.82%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ investment income and distributions to
Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset value per share.

Zero-Coupon Bonds: Each Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”)
require that the Funds either deliver collateral or segregate assets in con-
nection with certain investments (e.g., financial futures contracts), each
Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has require-
ments to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transac-
tions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred
Shareholders are accrued and determined as described in Note 6.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limita-
tions on the Funds’ US federal tax returns remain open for the period ended July 31, 2009 and the four years ended June 30, 2009 for MUC, the four years ended July 31, 2009 for MUJ and the periods ended July
31, 2009 and 2008 and October 31, 2007 and 2006 for MFT, MIY,
MJI and MPA. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, rep-
resentational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclo-
sure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclo-
sures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclo-
sure about fair value measurements which will require additional disclosure about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disag-
gregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December
15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)

Deferred Compensation and BlackRock Closed-End Share Equivalent
Investment Plan: Under the deferred compensation plan approved by each
Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent
Directors had invested the deferred amounts directly in other certain
BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of each
Fund. Each Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and dis-
tributions from the BlackRock Closed-End Funds investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Each
Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The cust-
odians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

Each Fund may engage in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, exposure to certain risks such as interest rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.
Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against default provided by the exchanges on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain expo-
sure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the
Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

The Effect of Derivative Instruments on the Statement of Operations

Six Months Ended January 31, 20101

			Net Realized Gain from
	MUC	MUJ	MFT	MIY	MJI	MPA
Interest rate
contracts:
Financial
futures
contracts	$122,664	$224,417	$ 7,965	$188,172	$ 92,553	$102,006

1 As of January 31, 2010, there were no financial futures contracts outstanding.
During the six months ended January 31, 2010, the Funds had limited activity in these transactions.

3. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and
Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee of the Fund’s average daily net assets at the following annual rates:

MUC	0.55%
MUJ	0.55%
MFT	0.50%
MIY	0.50%
MJI	0.50%
MPA	0.50%

Average daily net assets is the average daily value of each fund’s total assets minus the sum of its accrued liabilities.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indi-
rectly through its investment in affiliated money market funds, however the
Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment compa-
nies. These amounts are included in fees waived by advisor in the
Statements of Operations. For the six months ended January 31, 2010 the amounts waived were as follows:

Fees Waived
by Manager
MUC	$18,107
MUJ	$ 6,451
MFT	$ 3,877
MIY	$ 8,885
MJI	$ 3,460
MPA	$ 1,180

46 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)

In addition, the Manager has agreed to waive its advisory fee on the pro-
ceeds of Preferred Shares and TOBs that exceed 35% of MUC and MUJ’s average daily net assets. These amounts are included in fees waived by advisor in the Statement of Operations. For the six months ended January
31, 2010, the amounts waived were as follows:

Fees Waived
by Manager
MUC	$291,423
MUJ	$ 62,014

The Manager has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”), an affiliate of the
Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the
Fund to the Manager.

For the six months ended January 31, 2010, the Funds reimbursed the
Manager for certain accounting services, which are included in accounting services in the Statements of Operations.

Reimbursement
MUC	$ 9,293
MUJ	$ 4,983
MFT	$ 1,749
MIY	$ 4,003
MJI	$ 1,941
MPA	$ 2,580

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for com-
pensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2010 were as follows:

	Purchases	Sales
MUC	$143,122,737	$121,701,318
MUJ	$ 28,704,648	$ 27,102,308
MFT	$ 49,805,933	$ 37,445,896
MIY	$ 52,069,825	$ 49,414,851
MJI	$ 9,679,659	$ 12,562,053
MPA	$ 20,194,216	$ 6,433,749

5. Concentration, Market and Credit Risk:

MUC, MUJ, MIY, MJI, and MPA invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the
Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securi-
ties are owned by the Funds; conditions affecting the general economy;
overall market changes; local, regional or global political, social or eco-
nomic instability; and currency and interest rate and price fluctuations.
Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transac-
tions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Fund.

6. Capital Share Transactions:

MFT and MPA are authorized to issue an unlimited number of Common
Shares of beneficial interest, par value $0.10 per share together with 1 million Preferred Shares of beneficial interest, par value $ 0.05 per share.
Each Fund’s Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of Common Shareholders.

MUC, MUJ, MIY, and MJI are authorized to issue 200 million shares, includ-
ing Preferred Shares, par value $0.10 per share or $0.05 per share, all of which were initially classified as Common Shares. Each Fund’s Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of Common Shareholders.

Common Shares

Shares issued and outstanding remained constant during the six months ended January 31, 2010 and the year ended July 31, 2009.

Preferred Shares

The Preferred Shares are redeemable at the option of each Fund, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The Preferred Shares are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles
Supplementary/Certificates of Designation (the “Governing Instrument”)
are not satisfied.

From time to time in the future, each Fund that has issued Preferred
Shares may effect repurchases of such shares at prices below their liqui-
dation preference as agreed upon by the Fund and seller. Each Fund also may redeem such shares from time to time as provided in the applicable
Governing Instrument. Each Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)

The holders of Preferred Shares have voting rights equal to the holders of
Common Shares (one vote per share) and will vote together with the hold-
ers of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

The Funds had the following series of Preferred Shares outstanding, effective yields and reset frequency at January 31, 2010:

				Reset
		Preferred	Effective	Frequency
	Series	Shares	Yield	Days
MUC	A	1,251[1]	0.34%	7
	B	2,527[1]	0.34%	7
	C	2,084[1]	0.32%	7
	D	1,928[1]	0.34%	7
	E	2,370[1]	0.35%	7
MUJ	A	1,157[1]	0.34%	7
	B	1,157[1]	0.32%	7
	C	2,042[1]	0.35%	7
	D	1,599[1]	0.34%	7
	E	953[1]	0.34%	7
MFT	A	1,844[1]	0.34%	7
	B	377[2]	1.41%	7
MIY	A	1,753[1]	0.35%	7
	B	1,753[1]	0.34%	7
	C	1,403[1]	0.34%	7
	D	877[2]	1.41%	7
MJI	A	1,965[1]	0.34%	7
	B	614[2]	1.39%	7
MPA	A	1,041[1]	0.34%	7
	B	1,249[1]	0.35%	7
	C	364[2]	1.39%	7

1 The maximum applicable rate on this series of Preferred Shares is the higher of
110% of the AA commercial paper rate or 110% of 90% of the Kenny S&P 30-day
High Grade Index rate divided by 1.00 minus the marginal tax rate.
2 The maximum applicable rate on this series of Preferred Shares is the higher of
100% plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of the Kenny S&P 30-day
High Grade Index rate divided by 1.00 minus the marginal tax rate.

Dividends on seven-day and 28-day Preferred Shares are cumulative at a rate which is reset every seven or 28 days based on the results of an auc-
tion. If the Preferred Shares fail to clear the auction on an auction date, the affected Fund is required to pay the maximum applicable rate on the
Preferred Shares to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the Preferred Shares is as footnoted applicable on the above chart. The low, high and average dividend rates on the Preferred
Shares for each Fund for the six months ended January 31, 2010 were as follows:

	Series	Low	High	Average
MUC	A	0.24%	0.58%	0.43%
	B	0.24%	0.56%	0.42%
	C	0.24%	0.56%	0.42%
	D	0.26%	0.55%	0.43%
	E	0.26%	0.55%	0.44%
MUJ	A	0.24%	0.60%	0.43%
	B	0.24%	0.56%	0.42%
	C	0.26%	0.55%	0.44%
	D	0.26%	0.55%	0.43%
	E	0.24%	0.58%	0.41%
MFT	A	1.34%	1.59%	1.49%
	B	0.24%	0.58%	0.43%
MIY	A	0.26%	0.55%	0.44%
	B	0.24%	0.56%	0.42%
	C	0.26%	0.55%	0.43%
	D	1.32%	1.63%	1.49%
MJI	A	0.24%	0.56%	0.42%
	B	1.32%	1.61%	1.48%
MPA	A	0.24%	0.58%	0.43%
	B	0.26%	0.55%	0.44%
	C	1.32%	1.61%	1.48%

Since February 13, 2008, the Preferred Shares of each Fund failed to clear any of their auctions. As a result, the Preferred Shares dividend rates were reset to the maximum applicable rate, which ranged from 0.24% to 1.63%
for the six months ended January 31, 2010. A failed auction is not an event of default for the Funds, but it has a negative impact on the liquidity of Preferred Shares. A failed auction occurs when there are more sellers of a fund’s auction rate preferred shares than buyers. A successful auction for each Funds’ Preferred Shares may not occur for some time, if ever, and even if liquidity does resume, Preferred Shareholders may not have the ability to sell the Preferred Shares at their liquidation preference.

The Funds may not declare dividends or make other distributions on
Common Shares or purchase any such shares if, at the time of the declara-
tion, distribution or purchase, asset coverage with respect to the outstand-
ing Preferred Shares is less than 200%.

The Funds pay commissions of 0.25% on the aggregate principal amount of all shares that successfully clear their auctions and 0.15% on the aggre-
gate principal amount of all shares that fail to clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions.

During the year ended July 31, 2009, certain Funds announced the follow-
ing redemptions of Preferred Shares at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

48 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (continued)
		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
MUC	A	7/07/09	164	$4,100,000
	B	7/06/09	332	$8,300,000
	C	7/06/09	274	$6,850,000
	D	7/09/09	253	$6,325,000
	E	7/08/09	312	$7,800,000
MUJ	A	7/07/09	27	$ 675,000
	B	7/06/09	27	$ 675,000
	C	7/08/09	47	$1,175,000
	D	7/09/09	37	$ 925,000
	E	7/06/09	22	$ 550,000
MFT	A	7/14/09	191	$4,775,000
	B	7/09/09	38	$ 950,000
MJI	A	7/06/09	37	$ 925,000
	B	7/06/09	12	$ 300,000
MPA	A	7/14/09	173	$4,325,000
	B	7/08/09	208	$5,200,000
	C	7/06/09	61	$1,525,000

The Funds financed the Preferred Share redemptions with cash received from TOB transactions.

Preferred Shares issued and outstanding remained constant for the six months ended January 31, 2010 for all Funds.

7. Capital Loss Carryforwards:

As of July 31, 2009, the Funds had capital carry loss carryforwards avail-
able to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	MUC	MUJ	MFT	MIY	MPA
2010	—	—	— $1,124,652		—
2011	$ 3,107,367	$ 235,894	—	—	—
2012	—	— $2,081,725		3,953,220	—
2016	2,097,897	—	659,619	1,689,814	—
2017	8,756,104	34,511	993,919	2,031,132 $2,948,179
Total	$13,961,368 $	270,405 $3,735,263 $8,798,818 $2,948,179

8. Restatement Information:

Subsequent to the initial issuance of the October 31, 2006 financial state-
ments for MIY and July 31, 2006 financial statements for MUJ, the Funds determined that the criteria for sale accounting in FAS 140 had not been met for certain transfers of municipal bonds related to investments in TOB
Residuals, and that these transfers should have been accounted for as secured borrowings rather than as sales. As a result, certain financial high-
lights for each of the two years in the period ended October 31, 2005 (for
MIY) and for the year ended July 31, 2005 (for MUJ) have been restated to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense.

Financial Highlights for MUJ
Year Ended July 31, 2005
			2005
			Previously
			Reported	Restated
Total expenses[1]			1.20%	1.31%
Total expenses after fees waived[1]			1.14%	1.25%
Portfolio turnover			29.61%	29%
1 Do not reflect the effect of dividends to Preferred Shareholders.
Financial Highlights for MIY
Years Ended October 31, 2005 and 2004
	2005		2004
	Previously		Previously
	Reported	Restated	Reported	Restated
Total expenses[2]	1.10%	1.42%	1.02%	1.22%
Total expenses
after fees waived[2]	1.10%	1.42%	1.00%	1.19%
Portfolio turnover	30.16%	25%	36.63%	32%
2 Do not reflect the effect of dividends to Preferred Shareholders.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Notes to Financial Statements (concluded)

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the
Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend on March 1, 2010 to
Common Shareholders of record on February 12, 2010 as follows:

Common Dividend Per Share
MUC	$0.0630
MUJ	$0.0690
MFT	$0.0660
MIY	$0.0750
MJI	$0.0695
MPA	$0.0655

The dividends declared on Preferred Shares for the period February 1,
2010 to February 28, 2010 were as follows:

Dividends
	Series	Declared
MUC	A	$ 1,882
	B	$ 4,434
	C	$ 5,027
	D	$ 1,690
	E	$ 2,841
MUJ	A	$ 1,740
	B	$ 2,791
	C	$ 2,448
	D	$ 1,402
	E	$ 1,672
MFT	A	$ 2,834
	B	$ 1,437
MIY	A	$ 2,101
	B	$ 3,076
	C	$ 1,230
	D	$ 5,161
MJI	A	$ 5,971
	B	$ 3,448
MPA	A	$ 1,566
	B	$ 1,497
	C	$ 3,540

The Funds' distribution rates declared on March 1, 2010 were as follows:

Per Common Share Amount
MUC	$0.0705
MUJ	$0.0730
MFT	$0.0710
MJI	$0.0720
MPA	$0.0705

50 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee
and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Fund President1 and Director
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director

R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee

Anne Ackerley, Fund President2 and Chief Executive Officer
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Howard Surloff, Secretary

1 Fund President for MFT and MPA
2 Fund President for MUC, MUJ, MIY and MJI

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank and Trust Company3
Boston, MA 02111

The Bank of New York Mellon4
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.3
Providence, RI 02940

BNY Mellon Shareowner Services4
Jersey City, NJ 07310

Auction Agent
Preferred Shares
BNY Mellon Shareowner Services
Jersey City, NJ 07310

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

3 For MPA
4 For MUC, MUJ, MFT, MIY and MJI

Effective January 1, 2010, Kent Dixon, a Director of the Funds, retired. The Funds’
Board wishes Mr. Dixon well in his retirement.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on August 26, 2009 for shareholders of record on June 29, 2009 to elect director or trustee nominees of each Fund:

	G. Nicholas Beckwith, III		Richard E. Cavanagh		Richard S. Davis
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
MUC	35,091,283	2,134,321	35,098,540	2,127,064	35,038,195	2,187,409
MUJ	19,460,450	697,096	19,569,213	588,333	19,528,582	628,964
MFT	7,174,448	721,287	7,183,794	711,941	7,183,794	711,941
MIY	16,092,041	935,194	16,092,441	934,794	16,101,010	926,225
MJI	7,882,407	267,499	7,836,117	313,789	7,897,881	252,025
MPA	10,499,871	673,433	10,552,397	620,907	10,551,171	622,133
	Kent Dixon		Frank J. Fabozzi[1]		Kathleen F. Feldstein
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
MUC	35,087,178	2,138,426	5,283	115	35,090,079	2,135,525
MUJ	19,557,627	599,919	2,828	17	19,421,552	735,994
MFT	7,183,794	711,941	2,154	—	7,174,448	721,287
MIY	16,102,926	924,309	4,062	10	16,095,878	931,357
MJI	7,836,117	313,789	1,922	67	7,823,143	326,763
MPA	10,537,907	635,397	2,590	—	10,577,036	596,268
	James T. Flynn		Henry Gabbay		Jerrold B. Harris
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
MUC	35,014,112	2,211,492	35,019,745	2,205,859	35,058,189	2,167,415
MUJ	19,558,987	598,559	19,543,342	614,204	19,573,795	583,751
MFT	7,183,794	711,941	7,183,794	711,941	7,183,794	711,941
MIY	16,104,296	922,939	16,106,023	921,212	16,108,729	918,506
MJI	7,896,881	253,025	7,897,881	252,025	7,898,248	251,658
MPA	10,540,784	632,520	10,548,154	625,150	10,542,039	631,265
	R. Glenn Hubbard		W. Carl Kester[1]		Karen P. Robards
		Votes		Votes		Votes
	Votes For	Withheld	Votes For	Withheld	Votes For	Withheld
MUC	35,016,971	2,208,633	5,283	115	34,897,130	2,328,474
MUJ	19,539,024	618,522	2,828	17	19,477,252	680,294
MFT	7,165,225	730,510	2,154	—	7,174,448	721,287
MIY	16,103,638	923,597	4,062	10	16,113,517	913,718
MJI	7,807,706	342,200	1,922	67	7,822,522	327,384
MPA	10,546,133	627,171	2,590	—	10,584,999	588,305
[1]Voted on by holders of Preferred Shares only

52 SEMI-ANNUAL REPORT

JANUARY 31, 2010

Additional Information (continued)

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to pro-
vide shareholders with a more stable level of dividend distributions, the
Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Funds during such month.
The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which com-
prises part of the financial information included in this report.

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-
sites or shareholders can sign up for e-mail notifications of quarterly state-
ments, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please
call (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information on the operation of the Public Reference
Room may be obtained by calling (202) 551-8090. Each Fund’s Forms N-
Q may also be obtained upon request and without charge by calling (800)
441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 441-7762; (2) at
www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT

JANUARY 31, 2010

Additional Information (concluded)

Section 19(a) Notices

These reported amounts and sources of distributions are estimates and are not provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes wll depend upon each Fund’s investment results during the year and may be subject to changes based on tax regulations. Each Fund will provide a Form 1099-DIV for the calendar year that will explain the character of these dividends and distributions for federal income tax purposes.

January 31, 2010
		Total Cumulative Distributions			% Breakdown of the Total Cumulative
		for the Fiscal Year				Distributions for the Fiscal Year
	Net	Net Realized		Total Per	Net	Net Realized		Total Per
	Investment	Capital	Return of	Common	Investment	Capital	Return of	Common
	Income	Gains	Capital	Share	Income	Gains	Capital	Share
MUJ	$0.410500	$0.014156	—	$0.424656	97%	3%	0%	100%
MJI	$0.413809	$0.100331	—	$0.514140	80%	20%	0%	100%

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applica-
tions, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including pro-
cedures relating to the proper storage and disposal of such information.

54 SEMI-ANNUAL REPORT

JANUARY 31, 2010

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: March 19, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Insured Fund, Inc.

Date: March 19, 2010